Document and Entity Information	12 Months Ended
Aug. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 30, 2012
Registrant Name	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Central Index Key	0000725781
Amendment Flag	false
Document Creation Date	Aug 23, 2012
Document Effective Date	Aug 28, 2012
Prospectus Date	Aug 28, 2012

Class A, B, C, Y and Investor | INVESCO Energy Fund
Fund Summary - Invesco Energy Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, Y and Investor INVESCO Energy Fund	Class A	Class B	Class C	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, Y and Investor INVESCO Energy Fund	Class A	Class B	Class C	Class Y	Investor Class
Management Fees	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.25%
Other Expenses	0.27%	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.13%	1.88%	1.88%	0.88%	1.13%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, B, C, Y and Investor INVESCO Energy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	659	889	1,138	1,849
Class B	691	891	1,216	2,005
Class C	291	591	1,016	2,201
Class Y	90	281	488	1,084
Investor Class	115	359	622	1,375

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, Y and Investor INVESCO Energy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	659	889	1,138	1,849
Class B	191	591	1,016	2,005
Class C	191	591	1,016	2,201
Class Y	90	281	488	1,084
Investor Class	115	359	622	1,375

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in energy-related industries. The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in energy-related industries. The Fund invests in issuers of all market capitalizations.

Generally, the Fund’s investments are divided among the four main energy subsectors: (1) major oil issuers; (2) energy services issuers; (3) oil and gas exploration/production issuers; and (4) natural gas and logistic pipeline issuers. Portfolio weightings among these and other subsectors will be adjusted according to current economic conditions. In selecting securities for the Fund, the portfolio managers use a research-oriented, bottom-up investment approach, focusing on reasonably priced energy issuers with above average production volume growth, as well as earnings, cash flow and asset value growth potential independent of commodity pricing. The investment strategy focuses on identifying issuers with the ability to increase production while controlling costs by implementing new technologies, locating new discoveries (such as oil, natural gas, and/or coal) or boosting production volumes. In general, the Fund emphasizes issuers that the portfolio managers believe are strongly managed and will generate above average long-term capital appreciation.

The Fund can utilize derivative instruments, including call options. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.

The portfolio managers will consider selling a security of an issuer if, among other things, (1) a security reaches its price target; (2) a change in fundamentals occur—either issuer specific or industry wide; (3) a change in management occurs; or (4) a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Energy Industry Sector Risk. The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale as well as supply-and-demand for energy resources. Although individual security selection drives the performance of the Fund, short-term fluctuations in energy prices may cause price fluctuations in its shares.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Investor Class shares year-to-date (ended June 30, 2012): -7.93% Best Quarter (ended June 30, 2008): 27.00% Worst Quarter (ended September 30, 2008): -35.09%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, Y and Investor INVESCO Energy Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Investor Class shares	(8.31%)		4.62%		12.99%				Jan 19, 1984
Investor Class shares Return After Taxes on Distributions	(8.31%)		3.95%		12.22%				Jan 19, 1984
Investor Class shares Return After Taxes on Distributions and Sale of Fund Shares	(5.40%)		4.02%		11.62%				Jan 19, 1984
Class A shares	(13.33%)		3.45%				11.51%		Mar 28, 2002
Class B shares	(13.53%)		3.52%				11.49%		Mar 28, 2002
Class C shares	(9.89%)		3.85%		12.18%				Feb 14, 2000
Class Y shares	(8.08%)	[1]	4.80%	[1]	13.08%	[1]		[1]	Oct 3, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
MSCI World Energy Index	0.17%		2.61%		10.05%
Lipper Natural Resources Funds Index	(8.07%)		1.57%		11.17%
[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class A, B, C, Y and Investor | INVESCO Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Energy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in energy-related industries. The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in energy-related industries. The Fund invests in issuers of all market capitalizations.

Generally, the Fund’s investments are divided among the four main energy subsectors: (1) major oil issuers; (2) energy services issuers; (3) oil and gas exploration/production issuers; and (4) natural gas and logistic pipeline issuers. Portfolio weightings among these and other subsectors will be adjusted according to current economic conditions. In selecting securities for the Fund, the portfolio managers use a research-oriented, bottom-up investment approach, focusing on reasonably priced energy issuers with above average production volume growth, as well as earnings, cash flow and asset value growth potential independent of commodity pricing. The investment strategy focuses on identifying issuers with the ability to increase production while controlling costs by implementing new technologies, locating new discoveries (such as oil, natural gas, and/or coal) or boosting production volumes. In general, the Fund emphasizes issuers that the portfolio managers believe are strongly managed and will generate above average long-term capital appreciation.

The Fund can utilize derivative instruments, including call options. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.

		The portfolio managers will consider selling a security of an issuer if, among other things, (1) a security reaches its price target; (2) a change in fundamentals occur—either issuer specific or industry wide; (3) a change in management occurs; or (4) a more attractive investment opportunity is identified.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in energy-related industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Energy Industry Sector Risk. The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale as well as supply-and-demand for energy resources. Although individual security selection drives the performance of the Fund, short-term fluctuations in energy prices may cause price fluctuations in its shares.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

		Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Investor Class shares year-to-date (ended June 30, 2012): -7.93% Best Quarter (ended June 30, 2008): 27.00% Worst Quarter (ended September 30, 2008): -35.09%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Class A, B, C, Y and Investor | INVESCO Energy Fund | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
1 Year	rr_ExpenseExampleNoRedemptionYear01	115
3 Years	rr_ExpenseExampleNoRedemptionYear03	359
5 Years	rr_ExpenseExampleNoRedemptionYear05	622
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,375
2002	rr_AnnualReturn2002	(4.32%)
2003	rr_AnnualReturn2003	22.56%
2004	rr_AnnualReturn2004	36.62%
2005	rr_AnnualReturn2005	53.96%
2006	rr_AnnualReturn2006	9.65%
2007	rr_AnnualReturn2007	45.14%
2008	rr_AnnualReturn2008	(43.96%)
2009	rr_AnnualReturn2009	44.06%
2010	rr_AnnualReturn2010	16.67%
2011	rr_AnnualReturn2011	(8.31%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.09%)
1 Year	rr_AverageAnnualReturnYear01	(8.31%)
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	12.99%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 1984
Class A, B, C, Y and Investor | INVESCO Energy Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	659
3 Years	rr_ExpenseExampleYear03	889
5 Years	rr_ExpenseExampleYear05	1,138
10 Years	rr_ExpenseExampleYear10	1,849
1 Year	rr_ExpenseExampleNoRedemptionYear01	659
3 Years	rr_ExpenseExampleNoRedemptionYear03	889
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,138
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,849
1 Year	rr_AverageAnnualReturnYear01	(13.33%)
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Class A, B, C, Y and Investor | INVESCO Energy Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	891
5 Years	rr_ExpenseExampleYear05	1,216
10 Years	rr_ExpenseExampleYear10	2,005
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	591
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,005
1 Year	rr_AverageAnnualReturnYear01	(13.53%)
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Class A, B, C, Y and Investor | INVESCO Energy Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
1 Year	rr_ExpenseExampleYear01	291
3 Years	rr_ExpenseExampleYear03	591
5 Years	rr_ExpenseExampleYear05	1,016
10 Years	rr_ExpenseExampleYear10	2,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	591
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,201
1 Year	rr_AverageAnnualReturnYear01	(9.89%)
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	12.18%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2000
Class A, B, C, Y and Investor | INVESCO Energy Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	281
5 Years	rr_ExpenseExampleNoRedemptionYear05	488
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,084
1 Year	rr_AverageAnnualReturnYear01	(8.08%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.80%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.08%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class A, B, C, Y and Investor | INVESCO Energy Fund | Return After Taxes on Distributions | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.31%)
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	12.22%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 1984
Class A, B, C, Y and Investor | INVESCO Energy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.40%)
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	11.62%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 1984
Class A, B, C, Y and Investor | INVESCO Energy Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, Y and Investor | INVESCO Energy Fund | MSCI World Energy Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.17%
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	10.05%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, Y and Investor | INVESCO Energy Fund | Lipper Natural Resources Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.07%)
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	11.17%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class A, B, C, Y and Investor | INVESCO Gold & Precious Metals Fund
Fund Summary - Invesco Gold & Precious Metals Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, Y and Investor INVESCO Gold & Precious Metals Fund	Class A	Class B	Class C	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, Y and Investor INVESCO Gold & Precious Metals Fund	Class A	Class B	Class C	Class Y	Investor Class
Management Fees	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.25%
Other Expenses	0.31%	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.29%	2.04%	2.04%	1.04%	1.29%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, B, C, Y and Investor INVESCO Gold & Precious Metals Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	674	936	1,219	2,021
Class B	707	940	1,298	2,176
Class C	307	640	1,098	2,369
Class Y	106	331	574	1,271
Investor Class	131	409	708	1,556

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, Y and Investor INVESCO Gold & Precious Metals Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	674	936	1,219	2,021
Class B	207	640	1,098	2,176
Class C	207	640	1,098	2,369
Class Y	106	331	574	1,271
Investor Class	131	409	708	1,556

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in exploring for mining, processing, or dealing and investing in gold and other precious metals such as silver, platinum and palladium, as well as diamonds (the gold and precious metals sector). The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests up to 10% of its assets in gold bullion, which is counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in the gold and precious metals sector. The Fund invests in issuers of all market capitalizations.

The Fund can utilize derivative instruments, including call options. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.

In selecting all securities for the Fund, the portfolio manager uses a research-oriented, bottom-up investment approach using a combination of fundamental and valuation analysis. The portfolio manager seeks issuers that limit their hedging of gold or precious metals pricing. The portfolio manager also focuses on gold and precious metals issuers with the ability to increase production capacity at low costs, while having the potential to make major discoveries around the world. In general, the Fund emphasizes issuers that the portfolio manager believes are strongly managed and will generate above average long-term capital appreciation.

The portfolio manager will consider selling a security of an issuer if, among other things, (1) a security reaches its target price; (2) a change in fundamentals occurs – either issuer specific or industry wide; (3) a change in management occurs; or (4) a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Gold Bullion Risk. To the extent the Fund invests in gold bullion, it will earn no income. Appreciation in the market price of gold is the sole manner in which the Fund can realize gains on gold bullion, and such investments may incur higher storage and custody costs as compared to purchasing, holding and selling more traditional investments.

Gold and Precious Metals Industry Risk. Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Investor Class shares year-to-date (ended June 30, 2012): -12.53% Best Quarter (ended March 31, 2002): 33.92% Worst Quarter (ended September 30, 2008): -31.00%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, Y and Investor INVESCO Gold & Precious Metals Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Investor Class shares	(17.98%)		9.09%		19.41%				Jan 19, 1984
Investor Class shares Return After Taxes on Distributions	(19.82%)		8.25%		18.68%				Jan 19, 1984
Investor Class shares Return After Taxes on Distributions and Sale of Fund Shares	(11.30%)		7.50%		17.38%				Jan 19, 1984
Class A shares	(22.53%)		7.90%				15.64%		Mar 28, 2002
Class B shares	(22.39%)		7.99%				15.78%		Mar 28, 2002
Class C shares	(19.27%)		8.29%		18.48%				Feb 14, 2000
Class Y shares	(17.77%)	[1]	9.30%	[1]	19.52%	[1]		[1]	Oct 3, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
Philadelphia Gold & Silver Index (price only) (reflects no deduction for fees, expenses or taxes)	(20.28%)		4.89%		12.75%
Lipper Precious Metals Funds Index	(19.30%)		9.46%		20.75%
[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class A, B, C, Y and Investor | INVESCO Gold & Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Gold & Precious Metals Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in exploring for mining, processing, or dealing and investing in gold and other precious metals such as silver, platinum and palladium, as well as diamonds (the gold and precious metals sector). The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests up to 10% of its assets in gold bullion, which is counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in the gold and precious metals sector. The Fund invests in issuers of all market capitalizations.

The Fund can utilize derivative instruments, including call options. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.

In selecting all securities for the Fund, the portfolio manager uses a research-oriented, bottom-up investment approach using a combination of fundamental and valuation analysis. The portfolio manager seeks issuers that limit their hedging of gold or precious metals pricing. The portfolio manager also focuses on gold and precious metals issuers with the ability to increase production capacity at low costs, while having the potential to make major discoveries around the world. In general, the Fund emphasizes issuers that the portfolio manager believes are strongly managed and will generate above average long-term capital appreciation.

		The portfolio manager will consider selling a security of an issuer if, among other things, (1) a security reaches its target price; (2) a change in fundamentals occurs – either issuer specific or industry wide; (3) a change in management occurs; or (4) a more attractive investment opportunity is identified.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in exploring for mining, processing, or dealing and investing in gold and other precious metals such as silver, platinum and palladium, as well as diamonds (the gold and precious metals sector).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Gold Bullion Risk. To the extent the Fund invests in gold bullion, it will earn no income. Appreciation in the market price of gold is the sole manner in which the Fund can realize gains on gold bullion, and such investments may incur higher storage and custody costs as compared to purchasing, holding and selling more traditional investments.

Gold and Precious Metals Industry Risk. Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

		Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Investor Class shares year-to-date (ended June 30, 2012): -12.53% Best Quarter (ended March 31, 2002): 33.92% Worst Quarter (ended September 30, 2008): -31.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Class A, B, C, Y and Investor | INVESCO Gold & Precious Metals Fund | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	708
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
2002	rr_AnnualReturn2002	59.65%
2003	rr_AnnualReturn2003	47.38%
2004	rr_AnnualReturn2004	(4.89%)
2005	rr_AnnualReturn2005	32.60%
2006	rr_AnnualReturn2006	28.49%
2007	rr_AnnualReturn2007	22.83%
2008	rr_AnnualReturn2008	(28.71%)
2009	rr_AnnualReturn2009	55.59%
2010	rr_AnnualReturn2010	38.27%
2011	rr_AnnualReturn2011	(17.98%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.00%)
1 Year	rr_AverageAnnualReturnYear01	(17.98%)
5 Years	rr_AverageAnnualReturnYear05	9.09%
10 Years	rr_AverageAnnualReturnYear10	19.41%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 1984
Class A, B, C, Y and Investor | INVESCO Gold & Precious Metals Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	674
3 Years	rr_ExpenseExampleYear03	936
5 Years	rr_ExpenseExampleYear05	1,219
10 Years	rr_ExpenseExampleYear10	2,021
1 Year	rr_ExpenseExampleNoRedemptionYear01	674
3 Years	rr_ExpenseExampleNoRedemptionYear03	936
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,219
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,021
1 Year	rr_AverageAnnualReturnYear01	(22.53%)
5 Years	rr_AverageAnnualReturnYear05	7.90%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Class A, B, C, Y and Investor | INVESCO Gold & Precious Metals Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	707
3 Years	rr_ExpenseExampleYear03	940
5 Years	rr_ExpenseExampleYear05	1,298
10 Years	rr_ExpenseExampleYear10	2,176
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,176
1 Year	rr_AverageAnnualReturnYear01	(22.39%)
5 Years	rr_AverageAnnualReturnYear05	7.99%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Class A, B, C, Y and Investor | INVESCO Gold & Precious Metals Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	307
3 Years	rr_ExpenseExampleYear03	640
5 Years	rr_ExpenseExampleYear05	1,098
10 Years	rr_ExpenseExampleYear10	2,369
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,369
1 Year	rr_AverageAnnualReturnYear01	(19.27%)
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	18.48%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2000
Class A, B, C, Y and Investor | INVESCO Gold & Precious Metals Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	331
5 Years	rr_ExpenseExampleNoRedemptionYear05	574
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,271
1 Year	rr_AverageAnnualReturnYear01	(17.77%)	[1]
5 Years	rr_AverageAnnualReturnYear05	9.30%	[1]
10 Years	rr_AverageAnnualReturnYear10	19.52%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class A, B, C, Y and Investor | INVESCO Gold & Precious Metals Fund | Return After Taxes on Distributions | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.82%)
5 Years	rr_AverageAnnualReturnYear05	8.25%
10 Years	rr_AverageAnnualReturnYear10	18.68%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 1984
Class A, B, C, Y and Investor | INVESCO Gold & Precious Metals Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.30%)
5 Years	rr_AverageAnnualReturnYear05	7.50%
10 Years	rr_AverageAnnualReturnYear10	17.38%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 1984
Class A, B, C, Y and Investor | INVESCO Gold & Precious Metals Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, Y and Investor | INVESCO Gold & Precious Metals Fund | Philadelphia Gold & Silver Index (price only) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.28%)
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	12.75%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, Y and Investor | INVESCO Gold & Precious Metals Fund | Lipper Precious Metals Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.30%)
5 Years	rr_AverageAnnualReturnYear05	9.46%
10 Years	rr_AverageAnnualReturnYear10	20.75%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class A, B, C, R, Y and Investor | INVESCO Leisure Fund
Fund Summary - Invesco Leisure Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R, Y and Investor INVESCO Leisure Fund	Class A	Class B	Class C	Class R	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R, Y and Investor INVESCO Leisure Fund	Class A	Class B	Class C	Class R	Class Y	Investor Class
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.25%
Other Expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.34%	2.09%	2.09%	1.59%	1.09%	1.34%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, B, C, R, Y and Investor INVESCO Leisure Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	679	951	1,244	2,074
Class B	712	955	1,324	2,229
Class C	312	655	1,124	2,421
Class R	162	502	866	1,889
Class Y	111	347	601	1,329
Investor Class	136	425	734	1,613

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, R, Y and Investor INVESCO Leisure Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	679	951	1,244	2,074
Class B	212	655	1,124	2,229
Class C	212	655	1,124	2,421
Class R	162	502	866	1,889
Class Y	111	347	601	1,329
Investor Class	136	425	734	1,613

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in the design, production and distribution of products and services related to leisure activities of individuals (the leisure sector). The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its total assets in foreign securities of issuers doing business in the leisure-related industries. The Fund invests in issuers of all market capitalizations.

When suitable opportunities are available, the Fund may invest in initial public offerings (IPOs) of securities.

In constructing the portfolio, the portfolio managers take macroeconomic and industry trends into consideration. Quantitative screens are used to help identify attractive security candidates within the universe of leisure-related issuers. Portfolio candidates are further refined by fundamental analysis performed at the issuer level which includes an evaluation of industry dynamics, competitive intensity and drivers of growth. Financial models are used to review historical performance and forecast two to three years into the future. Internally generated earnings-per-share (EPS) estimates are used to calculate valuation targets and a combination of multiples are used to establish price targets. The portfolio managers construct the portfolio with the goal of holding approximately 40-75 individual securities with an average investment horizon of 18 to 24 months. In general, the portfolio managers favor issuers with attractive revenue growth, strong free cash flow generation and returns on invested capital that are in excess of the issuer’s weighted average cost of capital.

Additionally, the portfolio managers seek issuers requiring low capital intensity with management teams that appear to be good stewards of capital.

The portfolio managers will consider selling a security for the following reasons: (1) a more attractive investment opportunity is identified, (2) the valuation reaches the portfolio manager’s target price, (3) a change in fundamentals occur—either issuer specific or industry wide, or (4) a security’s technical profile indicates negative underlying information which is further determined to have violated a fundamental investment thesis.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Initial Public Offerings Risk. The prices of initial public offering securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in initial public offerings may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable initial public offering investment opportunities.

Leisure Industry Risk. The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Investor Class shares year-to-date (ended June 30, 2012): 14.85% Best Quarter (ended September 30, 2009): 16.98% Worst Quarter (ended December 31, 2008): -24.54%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R, Y and Investor INVESCO Leisure Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Investor Class shares	(3.95%)		(2.69%)		2.98%				Jan 19, 1984
Investor Class shares Return After Taxes on Distributions	(4.41%)		(3.39%)		2.30%				Jan 19, 1984
Investor Class shares Return After Taxes on Distributions and Sale of Fund Shares	(1.94%)		(2.34%)		2.52%				Jan 19, 1984
Class A shares	(9.22%)		(3.78%)				2.10%		Mar 28, 2002
Class B shares	(9.28%)		(3.72%)				2.08%		Mar 28, 2002
Class C shares	(5.57%)		(3.41%)		2.17%				Feb 14, 2000
Class R shares	(4.16%)		(2.93%)				1.91%		Oct 25, 2005
Class Y shares	(3.68%)	[1]	(2.52%)	[1]	3.06%	[1]		[1]	Oct 3, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
S&P 500 Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)	6.13%		2.02%		3.82%
Lipper Consumer Services Funds Category Average	1.33%		0.49%		3.72%
[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class A, B, C, R, Y and Investor | INVESCO Leisure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Leisure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in the design, production and distribution of products and services related to leisure activities of individuals (the leisure sector). The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its total assets in foreign securities of issuers doing business in the leisure-related industries. The Fund invests in issuers of all market capitalizations.

When suitable opportunities are available, the Fund may invest in initial public offerings (IPOs) of securities.

In constructing the portfolio, the portfolio managers take macroeconomic and industry trends into consideration. Quantitative screens are used to help identify attractive security candidates within the universe of leisure-related issuers. Portfolio candidates are further refined by fundamental analysis performed at the issuer level which includes an evaluation of industry dynamics, competitive intensity and drivers of growth. Financial models are used to review historical performance and forecast two to three years into the future. Internally generated earnings-per-share (EPS) estimates are used to calculate valuation targets and a combination of multiples are used to establish price targets. The portfolio managers construct the portfolio with the goal of holding approximately 40-75 individual securities with an average investment horizon of 18 to 24 months. In general, the portfolio managers favor issuers with attractive revenue growth, strong free cash flow generation and returns on invested capital that are in excess of the issuer’s weighted average cost of capital.

Additionally, the portfolio managers seek issuers requiring low capital intensity with management teams that appear to be good stewards of capital.

		The portfolio managers will consider selling a security for the following reasons: (1) a more attractive investment opportunity is identified, (2) the valuation reaches the portfolio manager’s target price, (3) a change in fundamentals occur—either issuer specific or industry wide, or (4) a security’s technical profile indicates negative underlying information which is further determined to have violated a fundamental investment thesis.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in the design, production and distribution of products and services related to leisure activities of individuals (the leisure sector).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Initial Public Offerings Risk. The prices of initial public offering securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in initial public offerings may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable initial public offering investment opportunities.

Leisure Industry Risk. The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

		Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Investor Class shares year-to-date (ended June 30, 2012): 14.85% Best Quarter (ended September 30, 2009): 16.98% Worst Quarter (ended December 31, 2008): -24.54%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Class A, B, C, R, Y and Investor | INVESCO Leisure Fund | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	425
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,613
2002	rr_AnnualReturn2002	(15.41%)
2003	rr_AnnualReturn2003	30.31%
2004	rr_AnnualReturn2004	13.60%
2005	rr_AnnualReturn2005	(1.24%)
2006	rr_AnnualReturn2006	24.22%
2007	rr_AnnualReturn2007	(0.90%)
2008	rr_AnnualReturn2008	(42.73%)
2009	rr_AnnualReturn2009	31.62%
2010	rr_AnnualReturn2010	21.63%
2011	rr_AnnualReturn2011	(3.95%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.54%)
1 Year	rr_AverageAnnualReturnYear01	(3.95%)
5 Years	rr_AverageAnnualReturnYear05	(2.69%)
10 Years	rr_AverageAnnualReturnYear10	2.98%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 1984
Class A, B, C, R, Y and Investor | INVESCO Leisure Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	679
3 Years	rr_ExpenseExampleYear03	951
5 Years	rr_ExpenseExampleYear05	1,244
10 Years	rr_ExpenseExampleYear10	2,074
1 Year	rr_ExpenseExampleNoRedemptionYear01	679
3 Years	rr_ExpenseExampleNoRedemptionYear03	951
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,244
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,074
1 Year	rr_AverageAnnualReturnYear01	(9.22%)
5 Years	rr_AverageAnnualReturnYear05	(3.78%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Class A, B, C, R, Y and Investor | INVESCO Leisure Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
1 Year	rr_ExpenseExampleYear01	712
3 Years	rr_ExpenseExampleYear03	955
5 Years	rr_ExpenseExampleYear05	1,324
10 Years	rr_ExpenseExampleYear10	2,229
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,229
1 Year	rr_AverageAnnualReturnYear01	(9.28%)
5 Years	rr_AverageAnnualReturnYear05	(3.72%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Class A, B, C, R, Y and Investor | INVESCO Leisure Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
1 Year	rr_ExpenseExampleYear01	312
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,124
10 Years	rr_ExpenseExampleYear10	2,421
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	655
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
1 Year	rr_AverageAnnualReturnYear01	(5.57%)
5 Years	rr_AverageAnnualReturnYear05	(3.41%)
10 Years	rr_AverageAnnualReturnYear10	2.17%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2000
Class A, B, C, R, Y and Investor | INVESCO Leisure Fund | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
1 Year	rr_AverageAnnualReturnYear01	(4.16%)
5 Years	rr_AverageAnnualReturnYear05	(2.93%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
Class A, B, C, R, Y and Investor | INVESCO Leisure Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	347
5 Years	rr_ExpenseExampleNoRedemptionYear05	601
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	(3.68%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.52%)	[1]
10 Years	rr_AverageAnnualReturnYear10	3.06%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class A, B, C, R, Y and Investor | INVESCO Leisure Fund | Return After Taxes on Distributions | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	(3.39%)
10 Years	rr_AverageAnnualReturnYear10	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 1984
Class A, B, C, R, Y and Investor | INVESCO Leisure Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.94%)
5 Years	rr_AverageAnnualReturnYear05	(2.34%)
10 Years	rr_AverageAnnualReturnYear10	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 1984
Class A, B, C, R, Y and Investor | INVESCO Leisure Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, R, Y and Investor | INVESCO Leisure Fund | S&P 500 Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.13%
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, R, Y and Investor | INVESCO Leisure Fund | Lipper Consumer Services Funds Category Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.33%
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class A, B, C, Y and Investor | INVESCO Technology Fund
Fund Summary - Invesco Technology Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, Y and Investor INVESCO Technology Fund	Class A	Class B	Class C	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, Y and Investor INVESCO Technology Fund	Class A	Class B	Class C	Class Y	Investor Class
Management Fees	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.22%
Other Expenses	0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.56%	2.31%	2.31%	1.31%	1.53%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, B, C, Y and Investor INVESCO Technology Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	1,016	1,353	2,304
Class B	734	1,021	1,435	2,458
Class C	334	721	1,235	2,646
Class Y	133	415	718	1,579
Investor Class	156	483	834	1,824

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, Y and Investor INVESCO Technology Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	700	1,016	1,353	2,304
Class B	234	721	1,235	2,458
Class C	234	721	1,235	2,646
Class Y	133	415	718	1,579
Investor Class	156	483	834	1,824

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries. The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 50% of its total assets in foreign securities of issuers doing business in technology-related industries. The Fund will invest in American Depositary Receipts to gain exposure to foreign companies. American Depositary Receipts are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. American Depositary Receipts are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. Purchasing American Depositary Receipts gives the Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so.

The Fund can utilize derivative instruments, including call options and index futures. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.

Index futures can be used to gain exposure to the broad market by equitizing cash and as a hedge against downside risk. A stock index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of stocks comprising the index is made.

In selecting securities for the Fund, the portfolio managers use a research-oriented bottom-up investment approach, focusing on issuer fundamentals and growth prospects. Security selection is then further refined by valuation and timeliness analysis. In general, the Fund invests in issuers that the portfolio managers believe currently exhibit or will develop a sustainable competitive advantage, a free cash flow generating business model and strong returns on invested capital. Technology issuers able to capitalize on the key secular themes identified by the portfolio managers are emphasized.

Valuation plays a critical role in the security selection process. The primary metric used by the portfolio managers to determine a security’s target valuation is cash flow. In addition to valuation analysis, the portfolio managers analyze product cycle and seasonality-driven measures to help determine the best time to purchase or sell a security.

While the portfolio managers may invest in securities of any market capitalization, they tend to favor mid- and large-cap securities to avoid liquidity problems that can be associated with some small-cap securities.

The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; (3) it no longer meets the investment criteria; or (4) a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Technology Sector Risk. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Investor Class shares year-to-date (ended June 30, 2012): 8.54% Best Quarter (ended June 30, 2003): 19.82% Worst Quarter (ended September 30, 2002): -30.03%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, Y and Investor INVESCO Technology Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Investor Class shares	(3.24%)		1.94%		(0.37%)				Jan 19, 1984
Investor Class shares Return After Taxes on Distributions	(3.24%)		1.94%		(0.37%)				Jan 19, 1984
Investor Class shares Return After Taxes on Distributions and Sale of Fund Shares	(2.11%)		1.66%		(0.32%)				Jan 19, 1984
Class A shares	(8.59%)		0.76%				(0.18%)		Mar 28, 2002
Class B shares	(8.73%)		0.78%				(0.23%)		Mar 28, 2002
Class C shares	(4.92%)		1.16%		(1.10%)				Feb 14, 2000
Class Y shares	(3.01%)	[1]	2.07%	[1]	(0.31%)	[1]		[1]	Oct 3, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
BofA Merrill Lynch 100 Technology Index (price-only) (reflects no deduction for fees, expenses or taxes)	(12.27%)		(0.10%)		2.12%
Lipper Science & Technology Funds Index	(5.81%)		2.73%		1.74%
[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class A, B, C, Y and Investor | INVESCO Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Technology Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries. The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 50% of its total assets in foreign securities of issuers doing business in technology-related industries. The Fund will invest in American Depositary Receipts to gain exposure to foreign companies. American Depositary Receipts are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. American Depositary Receipts are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. Purchasing American Depositary Receipts gives the Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so.

The Fund can utilize derivative instruments, including call options and index futures. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.

Index futures can be used to gain exposure to the broad market by equitizing cash and as a hedge against downside risk. A stock index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of stocks comprising the index is made.

In selecting securities for the Fund, the portfolio managers use a research-oriented bottom-up investment approach, focusing on issuer fundamentals and growth prospects. Security selection is then further refined by valuation and timeliness analysis. In general, the Fund invests in issuers that the portfolio managers believe currently exhibit or will develop a sustainable competitive advantage, a free cash flow generating business model and strong returns on invested capital. Technology issuers able to capitalize on the key secular themes identified by the portfolio managers are emphasized.

Valuation plays a critical role in the security selection process. The primary metric used by the portfolio managers to determine a security’s target valuation is cash flow. In addition to valuation analysis, the portfolio managers analyze product cycle and seasonality-driven measures to help determine the best time to purchase or sell a security.

While the portfolio managers may invest in securities of any market capitalization, they tend to favor mid- and large-cap securities to avoid liquidity problems that can be associated with some small-cap securities.

		The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; (3) it no longer meets the investment criteria; or (4) a more attractive investment opportunity is identified.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		Technology Sector Risk. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Investor Class shares year-to-date (ended June 30, 2012): 8.54% Best Quarter (ended June 30, 2003): 19.82% Worst Quarter (ended September 30, 2002): -30.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Class A, B, C, Y and Investor | INVESCO Technology Fund | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
1 Year	rr_ExpenseExampleYear01	156
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	834
10 Years	rr_ExpenseExampleYear10	1,824
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	483
5 Years	rr_ExpenseExampleNoRedemptionYear05	834
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,824
2002	rr_AnnualReturn2002	(47.22%)
2003	rr_AnnualReturn2003	43.16%
2004	rr_AnnualReturn2004	3.37%
2005	rr_AnnualReturn2005	1.81%
2006	rr_AnnualReturn2006	10.00%
2007	rr_AnnualReturn2007	7.37%
2008	rr_AnnualReturn2008	(44.56%)
2009	rr_AnnualReturn2009	58.14%
2010	rr_AnnualReturn2010	20.88%
2011	rr_AnnualReturn2011	(3.24%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.03%)
1 Year	rr_AverageAnnualReturnYear01	(3.24%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	(0.37%)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 1984
Class A, B, C, Y and Investor | INVESCO Technology Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	1,016
5 Years	rr_ExpenseExampleYear05	1,353
10 Years	rr_ExpenseExampleYear10	2,304
1 Year	rr_ExpenseExampleNoRedemptionYear01	700
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,016
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,353
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,304
1 Year	rr_AverageAnnualReturnYear01	(8.59%)
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Class A, B, C, Y and Investor | INVESCO Technology Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
1 Year	rr_ExpenseExampleYear01	734
3 Years	rr_ExpenseExampleYear03	1,021
5 Years	rr_ExpenseExampleYear05	1,435
10 Years	rr_ExpenseExampleYear10	2,458
1 Year	rr_ExpenseExampleNoRedemptionYear01	234
3 Years	rr_ExpenseExampleNoRedemptionYear03	721
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,458
1 Year	rr_AverageAnnualReturnYear01	(8.73%)
5 Years	rr_AverageAnnualReturnYear05	0.78%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Class A, B, C, Y and Investor | INVESCO Technology Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
1 Year	rr_ExpenseExampleYear01	334
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	1,235
10 Years	rr_ExpenseExampleYear10	2,646
1 Year	rr_ExpenseExampleNoRedemptionYear01	234
3 Years	rr_ExpenseExampleNoRedemptionYear03	721
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,646
1 Year	rr_AverageAnnualReturnYear01	(4.92%)
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	(1.10%)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2000
Class A, B, C, Y and Investor | INVESCO Technology Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	415
5 Years	rr_ExpenseExampleNoRedemptionYear05	718
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,579
1 Year	rr_AverageAnnualReturnYear01	(3.01%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.07%	[1]
10 Years	rr_AverageAnnualReturnYear10	(0.31%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class A, B, C, Y and Investor | INVESCO Technology Fund | Return After Taxes on Distributions | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.24%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	(0.37%)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 1984
Class A, B, C, Y and Investor | INVESCO Technology Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	(0.32%)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 1984
Class A, B, C, Y and Investor | INVESCO Technology Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, Y and Investor | INVESCO Technology Fund | BofA Merrill Lynch 100 Technology Index (price-only) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.27%)
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, Y and Investor | INVESCO Technology Fund | Lipper Science & Technology Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.81%)
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class A, B, C, Y and Investor | INVESCO Utilities Fund
Fund Summary - Invesco Utilities Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, Y and Investor INVESCO Utilities Fund	Class A	Class B	Class C	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, Y and Investor INVESCO Utilities Fund		Class A	Class B	Class C	Class Y	Investor Class
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.37%	0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	[1]	1.37%	2.12%	2.12%	1.12%	1.37%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.32%, 2.07%, 2.07%, 1.07% and 1.32%, respectively, of average daily net assets. The expense limit will terminate on June 30, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, B, C, Y and Investor INVESCO Utilities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class B	715	964	1,339	2,261
Class C	315	664	1,139	2,452
Class Y	114	356	617	1,363
Investor Class	139	434	750	1,646

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, Y and Investor INVESCO Utilities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	960	1,259	2,106
Class B	215	664	1,139	2,261
Class C	215	664	1,139	2,452
Class Y	114	356	617	1,363
Investor Class	139	434	750	1,646

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. The Fund invests predominantly in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its net assets in foreign securities, including non-U.S. dollar denominated securities, of issuers doing business in utilities-related industries.

In selecting investments, the portfolio managers seek to identify issuers predominantly within the electric utility, natural gas, water and telecommunications industries. The investment team generally emphasizes issuers with solid balance sheets and operational cash flow that supports sustained or increasing dividends. Through fundamental research, financial statement analysis and multiple valuation metrics, the management team estimates a target price for each security over a two- to three-year investment horizon. The portfolio managers then construct a portfolio which they believe provides the best total return potential based on a combination of price appreciation, dividend income and a favorable risk profile.

The portfolio managers consider whether to sell a particular security when any of these factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Utilities Sector Risk. The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Investor Class shares year-to-date (ended June 30, 2012): 3.79% Best Quarter (ended June 30, 2003): 14.80% Worst Quarter (ended September 30, 2008): -20.30%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, Y and Investor INVESCO Utilities Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Investor Class Shares	16.15%		2.55%		6.63%				Jun 2, 1986
Investor Class Shares Return After Taxes on Distributions	15.71%		2.19%		6.17%				Jun 2, 1986
Investor Class Shares Return After Taxes on Distributions and Sale of Fund Shares	11.02%		2.13%		5.67%				Jun 2, 1986
Class A Shares	9.74%		1.39%				6.86%		Mar 28, 2002
Class B Shares	10.28%		1.41%				6.84%		Mar 28, 2002
Class C Shares	14.30%		1.80%		5.77%				Feb 14, 2000
Class Y Shares	16.44%	[1]	2.71%	[1]	6.72%	[1]		[1]	Oct 3, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
S&P 500 Utilities Index (reflects no deduction for fees, expenses or taxes)	19.91%		3.71%		6.42%
Lipper Utility Funds Index	12.43%		2.89%		6.96%
[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class A, B, C, Y and Investor | INVESCO Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Utilities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. The Fund invests predominantly in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its net assets in foreign securities, including non-U.S. dollar denominated securities, of issuers doing business in utilities-related industries.

In selecting investments, the portfolio managers seek to identify issuers predominantly within the electric utility, natural gas, water and telecommunications industries. The investment team generally emphasizes issuers with solid balance sheets and operational cash flow that supports sustained or increasing dividends. Through fundamental research, financial statement analysis and multiple valuation metrics, the management team estimates a target price for each security over a two- to three-year investment horizon. The portfolio managers then construct a portfolio which they believe provides the best total return potential based on a combination of price appreciation, dividend income and a favorable risk profile.

		The portfolio managers consider whether to sell a particular security when any of these factors materially change.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		Utilities Sector Risk. The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Investor Class shares year-to-date (ended June 30, 2012): 3.79% Best Quarter (ended June 30, 2003): 14.80% Worst Quarter (ended September 30, 2008): -20.30%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Class A, B, C, Y and Investor | INVESCO Utilities Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[1]
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,646
1 Year	rr_ExpenseExampleNoRedemptionYear01	139
3 Years	rr_ExpenseExampleNoRedemptionYear03	434
5 Years	rr_ExpenseExampleNoRedemptionYear05	750
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
2002	rr_AnnualReturn2002	(22.29%)
2003	rr_AnnualReturn2003	17.64%
2004	rr_AnnualReturn2004	25.33%
2005	rr_AnnualReturn2005	16.84%
2006	rr_AnnualReturn2006	25.21%
2007	rr_AnnualReturn2007	20.01%
2008	rr_AnnualReturn2008	(32.60%)
2009	rr_AnnualReturn2009	14.03%
2010	rr_AnnualReturn2010	5.85%
2011	rr_AnnualReturn2011	16.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.30%)
1 Year	rr_AverageAnnualReturnYear01	16.15%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	6.63%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 1986
Class A, B, C, Y and Investor | INVESCO Utilities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[1]
1 Year	rr_ExpenseExampleYear01	682
3 Years	rr_ExpenseExampleYear03	960
5 Years	rr_ExpenseExampleYear05	1,259
10 Years	rr_ExpenseExampleYear10	2,106
1 Year	rr_ExpenseExampleNoRedemptionYear01	682
3 Years	rr_ExpenseExampleNoRedemptionYear03	960
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,259
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,106
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Class A, B, C, Y and Investor | INVESCO Utilities Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[1]
1 Year	rr_ExpenseExampleYear01	715
3 Years	rr_ExpenseExampleYear03	964
5 Years	rr_ExpenseExampleYear05	1,339
10 Years	rr_ExpenseExampleYear10	2,261
1 Year	rr_ExpenseExampleNoRedemptionYear01	215
3 Years	rr_ExpenseExampleNoRedemptionYear03	664
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,261
1 Year	rr_AverageAnnualReturnYear01	10.28%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Class A, B, C, Y and Investor | INVESCO Utilities Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[1]
1 Year	rr_ExpenseExampleYear01	315
3 Years	rr_ExpenseExampleYear03	664
5 Years	rr_ExpenseExampleYear05	1,139
10 Years	rr_ExpenseExampleYear10	2,452
1 Year	rr_ExpenseExampleNoRedemptionYear01	215
3 Years	rr_ExpenseExampleNoRedemptionYear03	664
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
1 Year	rr_AverageAnnualReturnYear01	14.30%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2000
Class A, B, C, Y and Investor | INVESCO Utilities Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
1 Year	rr_ExpenseExampleNoRedemptionYear01	114
3 Years	rr_ExpenseExampleNoRedemptionYear03	356
5 Years	rr_ExpenseExampleNoRedemptionYear05	617
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,363
1 Year	rr_AverageAnnualReturnYear01	16.44%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.71%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.72%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class A, B, C, Y and Investor | INVESCO Utilities Fund | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.71%
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	6.17%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 1986
Class A, B, C, Y and Investor | INVESCO Utilities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.02%
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 1986
Class A, B, C, Y and Investor | INVESCO Utilities Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, Y and Investor | INVESCO Utilities Fund | S&P 500 Utilities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.91%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	6.42%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, Y and Investor | INVESCO Utilities Fund | Lipper Utility Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.43%
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	6.96%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.32%, 2.07%, 2.07%, 1.07% and 1.32%, respectively, of average daily net assets. The expense limit will terminate on June 30, 2013.
[2]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class Institutional | INVESCO Energy Fund
Fund Summaries - INVESCO ENERGY FUND
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional INVESCO Energy Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional INVESCO Energy Fund Institutional Class
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.77%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional INVESCO Energy Fund Institutional Class	79	246	428	954

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in energy-related industries. The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in energy-related industries. The Fund invests in issuers of all market capitalizations.

Generally, the Fund’s investments are divided among the four main energy subsectors: (1) major oil issuers; (2) energy services issuers; (3) oil and gas exploration/production issuers; and (4) natural gas and logistic pipeline issuers. Portfolio weightings among these and other subsectors will be adjusted according to current economic conditions. In selecting securities for the Fund, the portfolio managers use a research-oriented, bottom-up investment approach, focusing on reasonably priced energy issuers with above average production volume growth, as well as earnings, cash flow and asset value growth potential independent of commodity pricing. The investment strategy focuses on identifying issuers with the ability to increase production while controlling costs by implementing new technologies, locating new discoveries (such as oil, natural gas, and/or coal) or boosting production volumes. In general, the Fund emphasizes issuers that the portfolio managers believe are strongly managed and will generate above average long-term capital appreciation.

The Fund can utilize derivative instruments, including call options. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.

The portfolio managers will consider selling a security of an issuer if, among other things, (1) a security reaches its price target; (2) a change in fundamentals occur—either issuer specific or industry wide; (3) a change in management occurs; or (4) a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Energy Industry Sector Risk. The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale as well as supply-and-demand for energy resources. Although individual security selection drives the performance of the Fund, short-term fluctuations in energy prices may cause price fluctuations in its shares.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility.

Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended June 30, 2012): -7.78% Best Quarter (ended June 30, 2008): 27.15% Worst Quarter (ended September 30, 2008): -35.03%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional INVESCO Energy Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class shares	(7.99%)	5.07%	3.60%	Jan 31, 2006
Institutional Class shares Return After Taxes on Distributions	(7.99%)	4.38%	2.55%	Jan 31, 2006
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares	(5.19%)	4.41%	2.97%	Jan 31, 2006
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	1.84%
MSCI World Energy Index	0.17%	2.61%	2.88%
Lipper Natural Resources Funds Index	(8.07%)	1.57%	1.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class Institutional | INVESCO Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO ENERGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in energy-related industries. The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities of issuers doing business in energy-related industries. The Fund invests in issuers of all market capitalizations.

Generally, the Fund’s investments are divided among the four main energy subsectors: (1) major oil issuers; (2) energy services issuers; (3) oil and gas exploration/production issuers; and (4) natural gas and logistic pipeline issuers. Portfolio weightings among these and other subsectors will be adjusted according to current economic conditions. In selecting securities for the Fund, the portfolio managers use a research-oriented, bottom-up investment approach, focusing on reasonably priced energy issuers with above average production volume growth, as well as earnings, cash flow and asset value growth potential independent of commodity pricing. The investment strategy focuses on identifying issuers with the ability to increase production while controlling costs by implementing new technologies, locating new discoveries (such as oil, natural gas, and/or coal) or boosting production volumes. In general, the Fund emphasizes issuers that the portfolio managers believe are strongly managed and will generate above average long-term capital appreciation.

The Fund can utilize derivative instruments, including call options. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.

		The portfolio managers will consider selling a security of an issuer if, among other things, (1) a security reaches its price target; (2) a change in fundamentals occur—either issuer specific or industry wide; (3) a change in management occurs; or (4) a more attractive investment opportunity is identified.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in energy-related industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Energy Industry Sector Risk. The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale as well as supply-and-demand for energy resources. Although individual security selection drives the performance of the Fund, short-term fluctuations in energy prices may cause price fluctuations in its shares.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility.

Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

		Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended June 30, 2012): -7.78% Best Quarter (ended June 30, 2008): 27.15% Worst Quarter (ended September 30, 2008): -35.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Class Institutional | INVESCO Energy Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
2007	rr_AnnualReturn2007	45.79%
2008	rr_AnnualReturn2008	(43.69%)
2009	rr_AnnualReturn2009	44.77%
2010	rr_AnnualReturn2010	17.12%
2011	rr_AnnualReturn2011	(7.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.03%)
1 Year	rr_AverageAnnualReturnYear01	(7.99%)
5 Years	rr_AverageAnnualReturnYear05	5.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
Class Institutional | INVESCO Energy Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.99%)
5 Years	rr_AverageAnnualReturnYear05	4.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
Class Institutional | INVESCO Energy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
5 Years	rr_AverageAnnualReturnYear05	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2006
Class Institutional | INVESCO Energy Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Class Institutional | INVESCO Energy Fund | MSCI World Energy Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.17%
5 Years	rr_AverageAnnualReturnYear05	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.88%
Class Institutional | INVESCO Energy Fund | Lipper Natural Resources Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.07%)
5 Years	rr_AverageAnnualReturnYear05	1.57%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%

Class Institutional | INVESCO Technology Fund
Fund Summaries - INVESCO TECHNOLOGY FUND
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional INVESCO Technology Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional INVESCO Technology Fund Institutional Class
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.89%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional INVESCO Technology Fund Institutional Class	91	284	493	1,096

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries. The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 50% of its total assets in foreign securities of issuers doing business in technology-related industries. The Fund will invest in American Depositary Receipts to gain exposure to foreign companies. American Depositary Receipts are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. American Depositary Receipts are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. Purchasing American Depositary Receipts gives the Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so.

The Fund can utilize derivative instruments, including call options and index futures. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.

Index futures can be used to gain exposure to the broad market by equitizing cash and as a hedge against downside risk. A stock index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of stocks comprising the index is made.

In selecting securities for the Fund, the portfolio managers use a research-oriented bottom-up investment approach, focusing on issuer fundamentals and growth prospects. Security selection is then further refined by valuation and timeliness analysis. In general, the Fund invests in issuers that the portfolio managers believe currently exhibit or will develop a sustainable competitive advantage, a free cash flow generating business model and strong returns on invested capital. Technology issuers able to capitalize on the key secular themes identified by the portfolio managers are emphasized.

Valuation plays a critical role in the security selection process. The primary metric used by the portfolio managers to determine a security’s target valuation is cash flow. In addition to valuation analysis, the portfolio managers analyze product cycle and seasonality-driven measures to help determine the best time to purchase or sell a security.

While the portfolio managers may invest in securities of any market capitalization, they tend to favor mid- and large-cap securities to avoid liquidity problems that can be associated with some small-cap securities.

The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; (3) it no longer meets the investment criteria; or (4) a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Technology Sector Risk. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended June 30, 2012): 8.83% Best Quarter (ended June 30, 2003): 20.07% Worst Quarter (ended September 30, 2002): -29.85%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional INVESCO Technology Fund	1 Year	5 Years	10 Years	Inception Date
Institutional Class shares	(2.61%)	2.62%	0.38%	Dec 21, 1998
Institutional Class shares Return After Taxes on Distributions	(2.61%)	2.62%	0.38%	Dec 21, 1998
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares	(1.70%)	2.25%	0.32%	Dec 21, 1998
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
BofA Merrill Lynch 100 Technology Index (price-only) (reflects no deduction for fees, expenses or taxes)	(12.27%)	(0.10%)	2.12%
Lipper Science & Technology Funds Index	(5.81%)	2.73%	1.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class Institutional | INVESCO Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO TECHNOLOGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries. The Fund invests predominantly in equity securities. The principal type of equity securities purchased by the Fund is common stock.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 50% of its total assets in foreign securities of issuers doing business in technology-related industries. The Fund will invest in American Depositary Receipts to gain exposure to foreign companies. American Depositary Receipts are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. American Depositary Receipts are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. Purchasing American Depositary Receipts gives the Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so.

The Fund can utilize derivative instruments, including call options and index futures. The Fund can utilize call options for hedging and investment purposes. A call option is an option contract in which the buyer has the right, but not the obligation, to buy a specified quantity of a security at a specified price within a fixed period of time. For the seller of a call option, an option contract represents an obligation to sell the underlying security at the specified price if the option is exercised by the buyer. The seller is paid a premium for taking on the risk associated with the obligation.

Index futures can be used to gain exposure to the broad market by equitizing cash and as a hedge against downside risk. A stock index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of stocks comprising the index is made.

In selecting securities for the Fund, the portfolio managers use a research-oriented bottom-up investment approach, focusing on issuer fundamentals and growth prospects. Security selection is then further refined by valuation and timeliness analysis. In general, the Fund invests in issuers that the portfolio managers believe currently exhibit or will develop a sustainable competitive advantage, a free cash flow generating business model and strong returns on invested capital. Technology issuers able to capitalize on the key secular themes identified by the portfolio managers are emphasized.

Valuation plays a critical role in the security selection process. The primary metric used by the portfolio managers to determine a security’s target valuation is cash flow. In addition to valuation analysis, the portfolio managers analyze product cycle and seasonality-driven measures to help determine the best time to purchase or sell a security.

While the portfolio managers may invest in securities of any market capitalization, they tend to favor mid- and large-cap securities to avoid liquidity problems that can be associated with some small-cap securities.

		The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; (3) it no longer meets the investment criteria; or (4) a more attractive investment opportunity is identified.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		Technology Sector Risk. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended June 30, 2012): 8.83% Best Quarter (ended June 30, 2003): 20.07% Worst Quarter (ended September 30, 2002): -29.85%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Class Institutional | INVESCO Technology Fund | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
2002	rr_AnnualReturn2002	(46.78%)
2003	rr_AnnualReturn2003	44.37%
2004	rr_AnnualReturn2004	4.57%
2005	rr_AnnualReturn2005	2.56%
2006	rr_AnnualReturn2006	10.71%
2007	rr_AnnualReturn2007	8.09%
2008	rr_AnnualReturn2008	(44.19%)
2009	rr_AnnualReturn2009	59.18%
2010	rr_AnnualReturn2010	21.71%
2011	rr_AnnualReturn2011	(2.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.85%)
1 Year	rr_AverageAnnualReturnYear01	(2.61%)
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 1998
Class Institutional | INVESCO Technology Fund | Return After Taxes on Distributions | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.61%)
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 1998
Class Institutional | INVESCO Technology Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.70%)
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	0.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 1998
Class Institutional | INVESCO Technology Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class Institutional | INVESCO Technology Fund | BofA Merrill Lynch 100 Technology Index (price-only) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.27%)
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	2.12%
Class Institutional | INVESCO Technology Fund | Lipper Science & Technology Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.81%)
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	1.74%

Class Institutional | INVESCO Utilities Fund
Fund Summaries - INVESCO UTILITIES FUND
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional INVESCO Utilities Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Institutional INVESCO Utilities Fund Institutional Class
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.11%
Total Annual Fund Operating Expenses	[1]	0.86%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Institutional Class shares to 1.07% of average daily net assets. The expense limit will terminate on June 30, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional INVESCO Utilities Fund Institutional Class	88	274	477	1,061

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. The Fund invests predominantly in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its net assets in foreign securities, including non-U.S. dollar denominated securities, of issuers doing business in utilities-related industries.

In selecting investments, the portfolio managers seek to identify issuers predominantly within the electric utility, natural gas, water and telecommunications industries. The investment team generally emphasizes issuers with solid balance sheets and operational cash flow that supports sustained or increasing dividends. Through fundamental research, financial statement analysis and multiple valuation metrics, the management team estimates a target price for each security over a two- to three-year investment horizon. The portfolio managers then construct a portfolio which they believe provides the best total return potential based on a combination of price appreciation, dividend income and a favorable risk profile.

The portfolio managers consider whether to sell a particular security when any of these factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Utilities Sector Risk. The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended June 30, 2012): 3.98% Best Quarter (ended June 30, 2009): 12.21% Worst Quarter (ended September 30, 2008): -20.22%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional INVESCO Utilities Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class shares	16.71%	3.06%	6.68%	Oct 25, 2005
Institutional Class shares Return After Taxes on Distributions	16.19%	2.63%	6.24%	Oct 25, 2005
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares	11.47%	2.56%	5.74%	Oct 25, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.82%	Oct 31, 2005
S&P 500 Utilities Index (reflects no deduction for fees, expenses or taxes)	19.91%	3.71%	6.39%	Oct 31, 2005
Lipper Utility Funds Index	12.43%	2.89%	6.65%	Oct 31, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class Institutional | INVESCO Utilities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO UTILITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries. The Fund invests predominantly in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its net assets in foreign securities, including non-U.S. dollar denominated securities, of issuers doing business in utilities-related industries.

In selecting investments, the portfolio managers seek to identify issuers predominantly within the electric utility, natural gas, water and telecommunications industries. The investment team generally emphasizes issuers with solid balance sheets and operational cash flow that supports sustained or increasing dividends. Through fundamental research, financial statement analysis and multiple valuation metrics, the management team estimates a target price for each security over a two- to three-year investment horizon. The portfolio managers then construct a portfolio which they believe provides the best total return potential based on a combination of price appreciation, dividend income and a favorable risk profile.

		The portfolio managers consider whether to sell a particular security when any of these factors materially change.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		Utilities Sector Risk. The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended June 30, 2012): 3.98% Best Quarter (ended June 30, 2009): 12.21% Worst Quarter (ended September 30, 2008): -20.22%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Class Institutional | INVESCO Utilities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86% [1]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
2006	rr_AnnualReturn2006	25.73%
2007	rr_AnnualReturn2007	20.50%
2008	rr_AnnualReturn2008	(32.28%)
2009	rr_AnnualReturn2009	14.69%
2010	rr_AnnualReturn2010	6.44%
2011	rr_AnnualReturn2011	16.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.22%)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
Class Institutional | INVESCO Utilities Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
Class Institutional | INVESCO Utilities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.47%
5 Years	rr_AverageAnnualReturnYear05	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
Class Institutional | INVESCO Utilities Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Class Institutional | INVESCO Utilities Fund | S&P 500 Utilities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.91%
5 Years	rr_AverageAnnualReturnYear05	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005
Class Institutional | INVESCO Utilities Fund | Lipper Utility Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.43%
5 Years	rr_AverageAnnualReturnYear05	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2005

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Institutional Class shares to 1.07% of average daily net assets. The expense limit will terminate on June 30, 2013.

Class A, B, C, R and Y | INVESCO VAN KAMPEN AMERICAN VALUE FUND
Fund Summary - Invesco Van Kampen American Value Fund
Investment Objective(s)
The Fund’s investment objective is to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R and Y INVESCO VAN KAMPEN AMERICAN VALUE FUND	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R and Y INVESCO VAN KAMPEN AMERICAN VALUE FUND	Class A	Class B		Class C	Class R	Class Y
Management Fees	0.72%	0.72%		0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	[1]	0.97%	0.50%	none
Other Expenses	0.35%	0.35%		0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	1.32%	1.32%		2.04%	1.57%	1.07%
[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, B, C, R and Y INVESCO VAN KAMPEN AMERICAN VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	945	1,234	2,053
Class B	634	718	923	1,590
Class C	307	640	1,098	2,369
Class R	160	496	855	1,867
Class Y	109	340	590	1,306

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, R and Y INVESCO VAN KAMPEN AMERICAN VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	945	1,234	2,053
Class B	134	418	723	1,590
Class C	207	640	1,098	2,369
Class R	160	496	855	1,867
Class Y	109	340	590	1,306

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing predominantly in a portfolio of equity securities of small- to medium-sized U.S. corporations. The Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. The Adviser emphasizes a value style of investing, seeking securities of companies that the Adviser believes are undervalued. The Adviser will consider selling a security if it reaches the Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of small- to medium-sized companies. Under current market conditions, the Adviser defines small-and medium-sized corporations by reference to those with market capitalizations up to the largest companies represented in the Russell Midcap® Index, a medium-sized capitalization company index which consists of companies with capitalizations up to approximately $23 billion as of April 30, 2012. The Fund invests in equity securities, which are common stocks and preferred stocks, convertible securities, and equity-linked securities to purchase common stocks and other equity interests, such as partnership and trust interests.

The Fund may invest up to 20% of its total assets in securities of foreign issuers and may invest up to 20% of its total assets in real estate investment trusts (REITs).

The Fund can also utilize derivative instruments, including forward foreign currency contracts, futures contracts and options. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The Fund can also invest in options to mitigate risk. An option is a derivative financial instrument that specifies a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in Value Stocks. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks can continue to be undervalued for long periods of time and may not ever realize their full value.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Equity-Linked Securities Risk. Investments in equity-linked securities may subject the Fund to risks if the underlying equity security, reference rate of index underperforms or if the issuer defaults on the payment of the dividend or the common stock at maturity. Additionally, the trading market for particular equity-linked securities may be less liquid, making it difficult for the Fund to dispose of a particular security and to obtain market quotations for valuing the Fund’s portfolio.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen American Value Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.

The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares have been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A Shares year-to-date (ended June 30, 2012): 9.36% Best Quarter (ended September 30, 2009): 23.60% Worst Quarter (ended December 31, 2008): (28.28)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R and Y INVESCO VAN KAMPEN AMERICAN VALUE FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A shares	(4.93%)	0.45%	5.93%		Oct 18, 1993
Class A shares Return After Taxes on Distributions	(4.97%)	(0.49%)	5.35%		Oct 18, 1993
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	(3.15%)	0.02%	5.00%		Oct 18, 1993
Class B shares	(4.39%)	1.05%	6.13%		Aug 1, 1995
Class C shares	(1.08%)	0.86%	5.81%		Oct 18, 1993
Class R shares	0.38%			1.01%	Mar 20, 2007
Class Y shares	0.82%	1.84%		4.39%	Feb 7, 2006
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	(1.38%)	0.04%	7.67%
Lipper Mid-Cap Value Funds Index	(4.51%)	0.28%	6.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class A, B, C, R and Y | INVESCO VAN KAMPEN AMERICAN VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen American Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Distribution and/or Service (12b-1) Fees” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing predominantly in a portfolio of equity securities of small- to medium-sized U.S. corporations. The Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. The Adviser emphasizes a value style of investing, seeking securities of companies that the Adviser believes are undervalued. The Adviser will consider selling a security if it reaches the Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of small- to medium-sized companies. Under current market conditions, the Adviser defines small-and medium-sized corporations by reference to those with market capitalizations up to the largest companies represented in the Russell Midcap® Index, a medium-sized capitalization company index which consists of companies with capitalizations up to approximately $23 billion as of April 30, 2012. The Fund invests in equity securities, which are common stocks and preferred stocks, convertible securities, and equity-linked securities to purchase common stocks and other equity interests, such as partnership and trust interests.

The Fund may invest up to 20% of its total assets in securities of foreign issuers and may invest up to 20% of its total assets in real estate investment trusts (REITs).

The Fund can also utilize derivative instruments, including forward foreign currency contracts, futures contracts and options. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

		The Fund can also invest in options to mitigate risk. An option is a derivative financial instrument that specifies a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in Value Stocks. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks can continue to be undervalued for long periods of time and may not ever realize their full value.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Equity-Linked Securities Risk. Investments in equity-linked securities may subject the Fund to risks if the underlying equity security, reference rate of index underperforms or if the issuer defaults on the payment of the dividend or the common stock at maturity. Additionally, the trading market for particular equity-linked securities may be less liquid, making it difficult for the Fund to dispose of a particular security and to obtain market quotations for valuing the Fund’s portfolio.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen American Value Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.

The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares have been restated to reflect the Fund’s applicable sales charge.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen American Value Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A Shares year-to-date (ended June 30, 2012): 9.36% Best Quarter (ended September 30, 2009): 23.60% Worst Quarter (ended December 31, 2008): (28.28)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class B shares have been restated to reflect the Fund’s applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C, R and Y | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	677
3 Years	rr_ExpenseExampleYear03	945
5 Years	rr_ExpenseExampleYear05	1,234
10 Years	rr_ExpenseExampleYear10	2,053
1 Year	rr_ExpenseExampleNoRedemptionYear01	677
3 Years	rr_ExpenseExampleNoRedemptionYear03	945
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,234
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,053
2002	rr_AnnualReturn2002	(19.76%)
2003	rr_AnnualReturn2003	40.83%
2004	rr_AnnualReturn2004	14.38%
2005	rr_AnnualReturn2005	11.92%
2006	rr_AnnualReturn2006	20.26%
2007	rr_AnnualReturn2007	7.52%
2008	rr_AnnualReturn2008	(41.01%)
2009	rr_AnnualReturn2009	39.19%
2010	rr_AnnualReturn2010	21.86%
2011	rr_AnnualReturn2011	0.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.28%)
1 Year	rr_AverageAnnualReturnYear01	(4.93%)
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	5.93%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 1993
Class A, B, C, R and Y | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25% [1]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	634
3 Years	rr_ExpenseExampleYear03	718
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	1,590
1 Year	rr_ExpenseExampleNoRedemptionYear01	134
3 Years	rr_ExpenseExampleNoRedemptionYear03	418
5 Years	rr_ExpenseExampleNoRedemptionYear05	723
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,590
1 Year	rr_AverageAnnualReturnYear01	(4.39%)
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1995
Class A, B, C, R and Y | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.97%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	307
3 Years	rr_ExpenseExampleYear03	640
5 Years	rr_ExpenseExampleYear05	1,098
10 Years	rr_ExpenseExampleYear10	2,369
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,369
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 1993
Class A, B, C, R and Y | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,867
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	855
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
1 Year	rr_AverageAnnualReturnYear01	0.38%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2007
Class A, B, C, R and Y | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	340
5 Years	rr_ExpenseExampleNoRedemptionYear05	590
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	0.82%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 7, 2006
Class A, B, C, R and Y | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Return After Taxes on Distributions | Class A shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.97%)
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
10 Years	rr_AverageAnnualReturnYear10	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 1993
Class A, B, C, R and Y | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 18, 1993
Class A, B, C, R and Y | INVESCO VAN KAMPEN AMERICAN VALUE FUND | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, R and Y | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, R and Y | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Lipper Mid-Cap Value Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.51%)
5 Years	rr_AverageAnnualReturnYear05	0.28%
10 Years	rr_AverageAnnualReturnYear10	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.

Class Institutional | INVESCO VAN KAMPEN AMERICAN VALUE FUND
Fund Summary - Invesco Van Kampen American Value Fund
Investment Objective(s)
The Fund's investment objective is to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional INVESCO VAN KAMPEN AMERICAN VALUE FUND Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional INVESCO VAN KAMPEN AMERICAN VALUE FUND Institutional Class
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.88%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional INVESCO VAN KAMPEN AMERICAN VALUE FUND Institutional Class	90	281	488	1,084

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing predominantly in a portfolio of equity securities of small- to medium-sized U.S. corporations. The Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. The Adviser emphasizes a value style of investing, seeking securities of companies that the Adviser believes are undervalued. The Adviser will consider selling a security if it reaches the Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of small- to medium-sized companies. Under current market conditions, the Adviser defines small-and medium-sized corporations by reference to those with market capitalizations up to the largest companies represented in the Russell Midcap® Index, a medium-sized capitalization company index which consists of companies with capitalizations up to approximately $23 billion as of April 30, 2012. The Fund invests in equity securities, which are common stocks and preferred stocks, convertible securities, and equity-linked securities to purchase common stocks and other equity interests, such as partnership and trust interests.

The Fund may invest up to 20% of its total assets in securities of foreign issuers and may invest up to 20% of its total assets in real estate investment trusts (REITs).

The Fund can also utilize derivative instruments, including forward foreign currency contracts, futures contracts and options. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The Fund can also invest in options to mitigate risk. An option is a derivative financial instrument that specifies a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in Value Stocks. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks can continue to be undervalued for long periods of time and may not ever realize their full value.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Equity-Linked Securities Risk. Investments in equity-linked securities may subject the Fund to risks if the underlying equity security, reference rate or index underperforms or if the issuer defaults on the payment of the dividend or the common stock at maturity. Additionally, the trading market for particular equity-linked securities may be less liquid, making it difficult for the Fund to dispose of a particular security and to obtain market quotations for valuing the Fund’s portfolio.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen American Value Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended June 30, 2012): 9.55% Best Quarter (ended December 31, 2011): 17.15% Worst Quarter (ended September 30, 2011): (19.65)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional INVESCO VAN KAMPEN AMERICAN VALUE FUND	1 Year		5 Years		10 Years		Inception Date
Institutional Class shares	1.11%	[1]	1.75%	[1]	6.61%	[1]	Jun 1, 2010
Institutional Class shares Return After Taxes on Distributions	1.00%	[1]	0.77%	[1]	6.02%	[1]	Jun 1, 2010
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares	0.87%	[1]	1.11%	[1]	5.61%	[1]	Jun 1, 2010
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)	(1.38%)		0.04%		7.67%
Lipper Mid-Cap Value Funds Index	(4.51%)		0.28%		6.11%
[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is October 18, 1993.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class Institutional | INVESCO VAN KAMPEN AMERICAN VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen American Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing predominantly in a portfolio of equity securities of small- to medium-sized U.S. corporations. The Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. The Adviser emphasizes a value style of investing, seeking securities of companies that the Adviser believes are undervalued. The Adviser will consider selling a security if it reaches the Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of small- to medium-sized companies. Under current market conditions, the Adviser defines small-and medium-sized corporations by reference to those with market capitalizations up to the largest companies represented in the Russell Midcap® Index, a medium-sized capitalization company index which consists of companies with capitalizations up to approximately $23 billion as of April 30, 2012. The Fund invests in equity securities, which are common stocks and preferred stocks, convertible securities, and equity-linked securities to purchase common stocks and other equity interests, such as partnership and trust interests.

The Fund may invest up to 20% of its total assets in securities of foreign issuers and may invest up to 20% of its total assets in real estate investment trusts (REITs).

The Fund can also utilize derivative instruments, including forward foreign currency contracts, futures contracts and options. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

		The Fund can also invest in options to mitigate risk. An option is a derivative financial instrument that specifies a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in Value Stocks. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks can continue to be undervalued for long periods of time and may not ever realize their full value.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Equity-Linked Securities Risk. Investments in equity-linked securities may subject the Fund to risks if the underlying equity security, reference rate or index underperforms or if the issuer defaults on the payment of the dividend or the common stock at maturity. Additionally, the trading market for particular equity-linked securities may be less liquid, making it difficult for the Fund to dispose of a particular security and to obtain market quotations for valuing the Fund’s portfolio.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen American Value Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen American Value Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, style-specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended June 30, 2012): 9.55% Best Quarter (ended December 31, 2011): 17.15% Worst Quarter (ended September 30, 2011): (19.65)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class Institutional | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
2011	rr_AnnualReturn2011	1.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.65%)
1 Year	rr_AverageAnnualReturnYear01	1.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.75%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.61%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Class Institutional | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Return After Taxes on Distributions | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.00%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.77%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.02%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Class Institutional | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.87%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.11%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.61%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Class Institutional | INVESCO VAN KAMPEN AMERICAN VALUE FUND | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class Institutional | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Class Institutional | INVESCO VAN KAMPEN AMERICAN VALUE FUND | Lipper Mid-Cap Value Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.51%)
5 Years	rr_AverageAnnualReturnYear05	0.28%
10 Years	rr_AverageAnnualReturnYear10	6.11%

[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is October 18, 1993.

Class A, B, C, R and Y | Invesco Van Kampen Comstock Fund
Fund Summary - Invesco Van Kampen Comstock Fund
Investment Objective(s)
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R and Y Invesco Van Kampen Comstock Fund	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R and Y Invesco Van Kampen Comstock Fund	Class A	Class B		Class C	Class R	Class Y
Management Fees	0.39%	0.39%		0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	[1]	1.00%	0.50%	none
Other Expenses	0.24%	0.24%		0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	0.88%	1.63%		1.63%	1.13%	0.63%
[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, B, C, R and Y Invesco Van Kampen Comstock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	635	815	1,011	1,575
Class B	666	814	1,087	1,732
Class C	266	514	887	1,933
Class R	115	359	622	1,375
Class Y	64	202	351	786

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, R and Y Invesco Van Kampen Comstock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	635	815	1,011	1,575
Class B	166	514	887	1,732
Class C	166	514	887	1,933
Class R	115	359	622	1,375
Class Y	64	202	351	786

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Adviser’s tolerable level and the trend is likely to be a long-term issue. The Fund may invest in issuers of small-, medium- or large-sized companies. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

The Fund can utilize derivative instruments, including forward foreign currency contracts and futures contracts. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Medium-Sized Companies Risk. During an overall stock market decline, stock prices of small- or medium-sized companies often fluctuate more than stock prices of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies and may be less liquid than larger-sized companies. In addition, small- and medium-sized companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Value Investing Risk. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in Real Estate Investment Trusts (REITs). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, REITs depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Investments in REITs may involve duplication of management fees and certain other expenses.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Comstock Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, on June 1, 2010. Class A, Class B, Class C, Class Y and Class R shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended June 30, 2012): 8.58% Best Quarter (ended September 30, 2009): 19.42% Worst Quarter (ended December 31, 2008): (22.74)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R and Y Invesco Van Kampen Comstock Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS A shares	(7.39%)	(2.70%)	2.70%		Oct 7, 1968
CLASS A shares Return After Taxes on Distributions	(7.58%)	(3.15%)	2.12%		Oct 7, 1968
CLASS A shares Return After Taxes on Distributions and Sale of Fund Shares	(4.55%)	(2.29%)	2.26%		Oct 7, 1968
CLASS B shares	(6.81%)	(2.06%)	2.83%		Oct 19, 1992
CLASS C shares	(3.68%)	(2.33%)	2.51%		Oct 26, 1993
CLASS R shares	(2.16%)	(1.83%)		6.69%	Oct 1, 2002
CLASS Y shares	(1.72%)	(1.34%)		2.94%	Oct 29, 2004
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%
Lipper Large-Cap Value Funds Index	(2.17%)	(2.26%)	2.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class A, B, C, R and Y | Invesco Van Kampen Comstock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen Comstock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Distribution and/or Service (12b-1)Fees” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Adviser’s tolerable level and the trend is likely to be a long-term issue. The Fund may invest in issuers of small-, medium- or large-sized companies. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

The Fund can utilize derivative instruments, including forward foreign currency contracts and futures contracts. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

		The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Medium-Sized Companies Risk. During an overall stock market decline, stock prices of small- or medium-sized companies often fluctuate more than stock prices of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies and may be less liquid than larger-sized companies. In addition, small- and medium-sized companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Value Investing Risk. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in Real Estate Investment Trusts (REITs). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, REITs depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Investments in REITs may involve duplication of management fees and certain other expenses.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

		Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Comstock Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, on June 1, 2010. Class A, Class B, Class C, Class Y and Class R shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and B shares has been restated to reflect the Fund’s applicable sales charge.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Comstock Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended June 30, 2012): 8.58% Best Quarter (ended September 30, 2009): 19.42% Worst Quarter (ended December 31, 2008): (22.74)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and B shares has been restated to reflect the Fund’s applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C, R and Y | Invesco Van Kampen Comstock Fund | CLASS A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	635
3 Years	rr_ExpenseExampleYear03	815
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	1,575
1 Year	rr_ExpenseExampleNoRedemptionYear01	635
3 Years	rr_ExpenseExampleNoRedemptionYear03	815
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,575
2002	rr_AnnualReturn2002	(19.59%)
2003	rr_AnnualReturn2003	30.98%
2004	rr_AnnualReturn2004	17.57%
2005	rr_AnnualReturn2005	4.19%
2006	rr_AnnualReturn2006	16.06%
2007	rr_AnnualReturn2007	(1.89%)
2008	rr_AnnualReturn2008	(35.89%)
2009	rr_AnnualReturn2009	29.45%
2010	rr_AnnualReturn2010	15.60%
2011	rr_AnnualReturn2011	(1.97%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
1 Year	rr_AverageAnnualReturnYear01	(7.39%)
5 Years	rr_AverageAnnualReturnYear05	(2.70%)
10 Years	rr_AverageAnnualReturnYear10	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 1968
Class A, B, C, R and Y | Invesco Van Kampen Comstock Fund | CLASS B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00% [1]
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
1 Year	rr_ExpenseExampleYear01	666
3 Years	rr_ExpenseExampleYear03	814
5 Years	rr_ExpenseExampleYear05	1,087
10 Years	rr_ExpenseExampleYear10	1,732
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	514
5 Years	rr_ExpenseExampleNoRedemptionYear05	887
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,732
1 Year	rr_AverageAnnualReturnYear01	(6.81%)
5 Years	rr_AverageAnnualReturnYear05	(2.06%)
10 Years	rr_AverageAnnualReturnYear10	2.83%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 19, 1992
Class A, B, C, R and Y | Invesco Van Kampen Comstock Fund | CLASS C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
1 Year	rr_ExpenseExampleYear01	266
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,933
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	514
5 Years	rr_ExpenseExampleNoRedemptionYear05	887
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,933
1 Year	rr_AverageAnnualReturnYear01	(3.68%)
5 Years	rr_AverageAnnualReturnYear05	(2.33%)
10 Years	rr_AverageAnnualReturnYear10	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 1993
Class A, B, C, R and Y | Invesco Van Kampen Comstock Fund | CLASS R shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
1 Year	rr_ExpenseExampleNoRedemptionYear01	115
3 Years	rr_ExpenseExampleNoRedemptionYear03	359
5 Years	rr_ExpenseExampleNoRedemptionYear05	622
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,375
1 Year	rr_AverageAnnualReturnYear01	(2.16%)
5 Years	rr_AverageAnnualReturnYear05	(1.83%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
Class A, B, C, R and Y | Invesco Van Kampen Comstock Fund | CLASS Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	202
5 Years	rr_ExpenseExampleNoRedemptionYear05	351
10 Years	rr_ExpenseExampleNoRedemptionYear10	786
1 Year	rr_AverageAnnualReturnYear01	(1.72%)
5 Years	rr_AverageAnnualReturnYear05	(1.34%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 2004
Class A, B, C, R and Y | Invesco Van Kampen Comstock Fund | Return After Taxes on Distributions | CLASS A shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.58%)
5 Years	rr_AverageAnnualReturnYear05	(3.15%)
10 Years	rr_AverageAnnualReturnYear10	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 1968
Class A, B, C, R and Y | Invesco Van Kampen Comstock Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.55%)
5 Years	rr_AverageAnnualReturnYear05	(2.29%)
10 Years	rr_AverageAnnualReturnYear10	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 1968
Class A, B, C, R and Y | Invesco Van Kampen Comstock Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, R and Y | Invesco Van Kampen Comstock Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, R and Y | Invesco Van Kampen Comstock Fund | Lipper Large-Cap Value Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.17%)
5 Years	rr_AverageAnnualReturnYear05	(2.26%)
10 Years	rr_AverageAnnualReturnYear10	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.

Class Institutional | Invesco Van Kampen Comstock Fund
Fund Summary - Invesco Van Kampen Comstock Fund Class
Investment Objective(s)
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco Van Kampen Comstock Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional Invesco Van Kampen Comstock Fund Institutional Class
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.44%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco Van Kampen Comstock Fund Institutional Class	45	141	246	555

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Adviser’s tolerable level and the trend is likely to be a long-term issue. The Fund may invest in issuers of small-, medium- or large-sized companies. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

The Fund can utilize derivative instruments, including forward foreign currency contracts and futures contracts. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Medium-Sized Companies Risk. During an overall stock market decline, stock prices of small- or medium-sized companies often fluctuate more than stock prices of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies and may be less liquid than larger-sized companies. In addition, small- and medium-sized companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Value Investing Risk. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in Real Estate Investment Trusts (reits). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, REITs depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Investments in REITs may involve duplication of management fees and certain other expenses.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Comstock Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended June 30, 2012): 8.72% Best Quarter (ended December 31, 2011): 12.20% Worst Quarter (ended September 30, 2011): (17.11)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional Invesco Van Kampen Comstock Fund	1 Year		5 Years		10 Years		Inception Date
Institutional Class shares	(1.46%)	[1]	(1.46%)	[1]	3.36%	[1]	Jun 1, 2010
Institutional Class shares Return After Taxes on Distributions	(1.73%)	[1]	(1.94%)	[1]	2.76%	[1]	Jun 1, 2010
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares	(0.59%)	[1]	(1.25%)	[1]	2.83%	[1]	Jun 1, 2010
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%		(2.64%)		3.89%
Lipper Large-Cap Value Funds Index	(2.17%)		(2.26%)		2.59%
[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is October 7, 1968.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Class Institutional | Invesco Van Kampen Comstock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen Comstock Fund Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Adviser’s tolerable level and the trend is likely to be a long-term issue. The Fund may invest in issuers of small-, medium- or large-sized companies. The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

The Fund can utilize derivative instruments, including forward foreign currency contracts and futures contracts. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

		The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Medium-Sized Companies Risk. During an overall stock market decline, stock prices of small- or medium-sized companies often fluctuate more than stock prices of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies and may be less liquid than larger-sized companies. In addition, small- and medium-sized companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Value Investing Risk. A value style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in Real Estate Investment Trusts (reits). Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. In addition, REITs depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Investments in REITs may involve duplication of management fees and certain other expenses.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

		Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Comstock Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Comstock Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended June 30, 2012): 8.72% Best Quarter (ended December 31, 2011): 12.20% Worst Quarter (ended September 30, 2011): (17.11)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class Institutional | Invesco Van Kampen Comstock Fund | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
1 Year	rr_ExpenseExampleYear01	45
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	555
2011	rr_AnnualReturn2011	(1.46%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.11%)
1 Year	rr_AverageAnnualReturnYear01	(1.46%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.46%)	[1]
10 Years	rr_AverageAnnualReturnYear10	3.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Class Institutional | Invesco Van Kampen Comstock Fund | Return After Taxes on Distributions | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.73%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.94%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.76%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Class Institutional | Invesco Van Kampen Comstock Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.59%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.25%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.83%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Class Institutional | Invesco Van Kampen Comstock Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class Institutional | Invesco Van Kampen Comstock Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Class Institutional | Invesco Van Kampen Comstock Fund | Lipper Large-Cap Value Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.17%)
5 Years	rr_AverageAnnualReturnYear05	(2.26%)
10 Years	rr_AverageAnnualReturnYear10	2.59%

[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is October 7, 1968.

Class A, B, C, R and Y | Invesco Van Kampen Mid Cap Growth Fund
Fund Summary - Invesco Van Kampen Mid Cap Growth Fund
Investment Objective
The Fund’s investment objective is to seek capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R and Y Invesco Van Kampen Mid Cap Growth Fund	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R and Y Invesco Van Kampen Mid Cap Growth Fund	Class A	Class B		Class C	Class R	Class Y
Management Fees	0.70%	0.70%		0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	[1]	1.00%	0.50%	none
Other Expenses	0.36%	0.36%		0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.31%	1.31%		2.06%	1.56%	1.06%
[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, B, C, R and Y Invesco Van Kampen Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	942	1,229	2,042
Class B	633	715	918	1,579
Class C	309	646	1,108	2,390
Class R	159	493	850	1,856
Class Y	108	337	585	1,294

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, R and Y Invesco Van Kampen Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	676	942	1,229	2,042
Class B	133	415	718	1,579
Class C	209	646	1,108	2,390
Class R	159	493	850	1,856
Class Y	108	337	585	1,294

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of medium-sized growth companies. Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities of medium-sized companies at the time of investment.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs).

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk: The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risks of Medium-Sized Companies. Medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, medium-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of medium-sized companies generally are less liquid than larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Mid Cap Growth Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class Y and Class R shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales load. If it did, the annual total returns shown would be lower.

Class A Shares year-to-date (ended June 30, 2012): 6.85% Best Quarter (ended June 30, 2009): 26.86% Worst Quarter (ended December 31, 2008): (27.57)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R and Y Invesco Van Kampen Mid Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A shares	(14.10%)	1.93%	5.01%		Dec 27, 1995
Class A shares Return After Taxes on Distributions	(15.47%)	1.21%	4.52%		Dec 27, 1995
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	(8.30%)	1.50%	4.29%		Dec 27, 1995
Class B shares	(13.27%)	2.44%	5.07%		Dec 27, 1995
Class C shares	(10.61%)	2.33%	4.82%		Dec 27, 1995
Class R shares	(9.30%)			3.42%	Jul 11, 2008
Class Y shares	(8.84%)	3.35%		5.23%	Aug 12, 2005
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	(1.65%)	2.44%	5.29%
Lipper Mid-Cap Growth Funds Index	(5.30%)	2.89%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class A, B, C, R and Y | Invesco Van Kampen Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Distribution and/or Service (12b-1) Fees” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of medium-sized growth companies. Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities of medium-sized companies at the time of investment.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs).

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

		The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk: The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risks of Medium-Sized Companies. Medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, medium-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of medium-sized companies generally are less liquid than larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

		Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Mid Cap Growth Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C, Class I and Class R shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, Class I and Class R shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C, Class Y and Class R shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Mid Cap Growth Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales load. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales load. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A Shares year-to-date (ended June 30, 2012): 6.85% Best Quarter (ended June 30, 2009): 26.86% Worst Quarter (ended December 31, 2008): (27.57)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C, R and Y | Invesco Van Kampen Mid Cap Growth Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	676
3 Years	rr_ExpenseExampleYear03	942
5 Years	rr_ExpenseExampleYear05	1,229
10 Years	rr_ExpenseExampleYear10	2,042
1 Year	rr_ExpenseExampleNoRedemptionYear01	676
3 Years	rr_ExpenseExampleNoRedemptionYear03	942
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,229
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
2002	rr_AnnualReturn2002	(25.09%)
2003	rr_AnnualReturn2003	27.52%
2004	rr_AnnualReturn2004	21.03%
2005	rr_AnnualReturn2005	17.61%
2006	rr_AnnualReturn2006	9.00%
2007	rr_AnnualReturn2007	22.37%
2008	rr_AnnualReturn2008	(48.40%)
2009	rr_AnnualReturn2009	59.30%
2010	rr_AnnualReturn2010	27.34%
2011	rr_AnnualReturn2011	(9.10%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.57%)
1 Year	rr_AverageAnnualReturnYear01	(14.10%)
5 Years	rr_AverageAnnualReturnYear05	1.93%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Class A, B, C, R and Y | Invesco Van Kampen Mid Cap Growth Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25% [1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	633
3 Years	rr_ExpenseExampleYear03	715
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	1,579
1 Year	rr_ExpenseExampleNoRedemptionYear01	133
3 Years	rr_ExpenseExampleNoRedemptionYear03	415
5 Years	rr_ExpenseExampleNoRedemptionYear05	718
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,579
1 Year	rr_AverageAnnualReturnYear01	(13.27%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.07%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Class A, B, C, R and Y | Invesco Van Kampen Mid Cap Growth Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
1 Year	rr_ExpenseExampleYear01	309
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	1,108
10 Years	rr_ExpenseExampleYear10	2,390
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	646
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
1 Year	rr_AverageAnnualReturnYear01	(10.61%)
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Class A, B, C, R and Y | Invesco Van Kampen Mid Cap Growth Fund | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,856
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	493
5 Years	rr_ExpenseExampleNoRedemptionYear05	850
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,856
1 Year	rr_AverageAnnualReturnYear01	(9.30%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2008
Class A, B, C, R and Y | Invesco Van Kampen Mid Cap Growth Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	337
5 Years	rr_ExpenseExampleNoRedemptionYear05	585
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,294
1 Year	rr_AverageAnnualReturnYear01	(8.84%)
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2005
Class A, B, C, R and Y | Invesco Van Kampen Mid Cap Growth Fund | Return After Taxes on Distributions | Class A shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.47%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Class A, B, C, R and Y | Invesco Van Kampen Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.30%)
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	4.29%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 27, 1995
Class A, B, C, R and Y | Invesco Van Kampen Mid Cap Growth Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, R and Y | Invesco Van Kampen Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, R and Y | Invesco Van Kampen Mid Cap Growth Fund | Lipper Mid-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.

Class Institutional | Invesco Van Kampen Mid Cap Growth Fund
Fund Summary - Invesco Van Kampen Mid Cap Growth Fund
Investment Objective
The Fund's investment objective is to seek capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco Van Kampen Mid Cap Growth Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional Invesco Van Kampen Mid Cap Growth Fund Institutional Class
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.85%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco Van Kampen Mid Cap Growth Fund Institutional Class	87	271	471	1,049

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund's investment adviser, seeks to achieve the Fund's investment objective by investing primarily in common stocks and other equity securities of medium-sized growth companies. Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities of medium-sized companies at the time of investment.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs).

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company's financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company's value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

The Adviser considers whether to sell a particular security when a company hits the price target, a company's fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.
Principal Risks of Investing in the Fund
As with any mutual fund, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risks of Medium-Sized Companies. Medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, medium-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of medium-sized companies generally are less liquid than larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's and Van Kampen Mid Cap Growth Fund's (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund's (and the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares' returns of the Fund will be different from the predecessor fund as they have different expenses.

Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended June 30, 2012): 6.81% Best Quarter (ended December 31, 2011): 10.22% Worst Quarter (ended September 30, 2011): (22.64)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional Invesco Van Kampen Mid Cap Growth Fund	1 Year		5 Years		10 Years		Inception Date
Institutional Class shares	(8.62%)	[1]	3.18%	[1]	5.65%	[1]	Jun 1, 2010
Institutional Class shares Return After Taxes on Distributions	(10.06%)	[1]	2.46%	[1]	5.16%	[1]	Jun 1, 2010
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares	(4.70%)	[1]	2.57%	[1]	4.86%	[1]	Jun 1, 2010
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	(1.65%)		2.44%		5.29%
Lipper Mid-Cap Growth Funds Index	(5.30%)		2.89%		4.48%
[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund's Class A shares is December 27, 1995.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class Institutional | Invesco Van Kampen Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund's investment adviser, seeks to achieve the Fund's investment objective by investing primarily in common stocks and other equity securities of medium-sized growth companies. Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities of medium-sized companies at the time of investment.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs).

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company's financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company's value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

		The Adviser considers whether to sell a particular security when a company hits the price target, a company's fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risks of Medium-Sized Companies. Medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, medium-sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of medium-sized companies generally are less liquid than larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's and Van Kampen Mid Cap Growth Fund's (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund's (and the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares' returns of the Fund will be different from the predecessor fund as they have different expenses.

		Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's and Van Kampen Mid Cap Growth Fund's (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's (and the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended June 30, 2012): 6.81% Best Quarter (ended December 31, 2011): 10.22% Worst Quarter (ended September 30, 2011): (22.64)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class Institutional | Invesco Van Kampen Mid Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
2011	rr_AnnualReturn2011	(8.62%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.64%)
1 Year	rr_AverageAnnualReturnYear01	(8.62%)	[1]
5 Years	rr_AverageAnnualReturnYear05	3.18%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.65%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Class Institutional | Invesco Van Kampen Mid Cap Growth Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.06%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.46%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.16%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Class Institutional | Invesco Van Kampen Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.70%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Class Institutional | Invesco Van Kampen Mid Cap Growth Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class Institutional | Invesco Van Kampen Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Class Institutional | Invesco Van Kampen Mid Cap Growth Fund | Lipper Mid-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	4.48%

[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund's Class A shares is December 27, 1995.

Class A, B, C and Y | Invesco Van Kampen Small Cap Value Fund
Fund Summary - Invesco Van Kampen Small Cap Value Fund
Investment Objective
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C and Y Invesco Van Kampen Small Cap Value Fund	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C and Y Invesco Van Kampen Small Cap Value Fund	Class A	Class B		Class C	Class Y
Management Fees	0.64%	0.64%		0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	[1]	0.98%	none
Other Expenses	0.28%	0.28%		0.28%	0.28%
Total Annual Fund Operating Expenses	1.17%	1.92%		1.90%	0.92%
[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, B, C and Y Invesco Van Kampen Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	663	901	1,158	1,892
Class B	695	903	1,237	2,048
Class C	293	597	1,026	2,222
Class Y	94	293	509	1,131

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C and Y Invesco Van Kampen Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	663	901	1,158	1,892
Class B	195	603	1,037	2,048
Class C	193	597	1,026	2,222
Class Y	94	293	509	1,131

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of small capitalization companies that the Adviser believes are undervalued. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization companies at the time of investment. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of April 30, 2012, the capitalization of companies in the Russell 2000® Index ranged from $22.7 million to $4.1 billion.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:
  Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value.
  Emphasize quality businesses with potential to grow intrinsic value over time.
The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including developing or emerging market countries, and may invest up to 15% of its total assets in real estate investment trusts (REITs).

The Fund can utilize derivative instruments, including futures contracts and options. The Fund can invest in futures contracts to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The Fund can also invest in options to seek alpha or to mitigate risk. An option is a derivative financial instrument that specifies a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risks of Small Capitalization Companies. Small capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small capitalization companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and are generally less liquid than equity securities of larger companies.

Value Investing Risk. Value investing is subject to the risk that the valuations never improve, and the returns on value equity securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Small Cap Value Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A Shares year-to-date (ended June 30, 2012): 9.59% Best Quarter (ended June 30, 2009): 23.43% Worst Quarter (ended September 30, 2011): (24.61)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C and Y Invesco Van Kampen Small Cap Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A shares	(13.25%)	1.25%	7.23%		Jun 21, 1999
Class A shares Return After Taxes on Distributions	(14.19%)	0.55%	6.28%		Jun 21, 1999
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	(7.50%)	0.97%	6.22%		Jun 21, 1999
Class B shares	(12.59%)	1.73%	7.32%		Jun 21, 1999
Class C shares	(9.67%)	1.64%	7.03%		Jun 21, 1999
Class Y shares	(8.00%)	2.65%		5.90%	Aug 12, 2005
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%
Lipper Small-Cap Value Funds Index	(4.82%)	0.41%	7.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class A, B, C and Y | Invesco Van Kampen Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Distribution and/or Service (12b-1) Fees” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of small capitalization companies that the Adviser believes are undervalued. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization companies at the time of investment. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund considers a company to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of April 30, 2012, the capitalization of companies in the Russell 2000® Index ranged from $22.7 million to $4.1 billion.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:
  Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value.
  Emphasize quality businesses with potential to grow intrinsic value over time.
The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including developing or emerging market countries, and may invest up to 15% of its total assets in real estate investment trusts (REITs).

The Fund can utilize derivative instruments, including futures contracts and options. The Fund can invest in futures contracts to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

		The Fund can also invest in options to seek alpha or to mitigate risk. An option is a derivative financial instrument that specifies a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risks of Small Capitalization Companies. Small capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of small capitalization companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and are generally less liquid than equity securities of larger companies.

Value Investing Risk. Value investing is subject to the risk that the valuations never improve, and the returns on value equity securities may or may not move in tandem with the returns on other styles of investing or the overall stock market.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

		Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Small Cap Value Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Small Cap Value Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A Shares year-to-date (ended June 30, 2012): 9.59% Best Quarter (ended June 30, 2009): 23.43% Worst Quarter (ended September 30, 2011): (24.61)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C and Y | Invesco Van Kampen Small Cap Value Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	901
5 Years	rr_ExpenseExampleYear05	1,158
10 Years	rr_ExpenseExampleYear10	1,892
1 Year	rr_ExpenseExampleNoRedemptionYear01	663
3 Years	rr_ExpenseExampleNoRedemptionYear03	901
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,158
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,892
2002	rr_AnnualReturn2002	(14.15%)
2003	rr_AnnualReturn2003	39.13%
2004	rr_AnnualReturn2004	17.08%
2005	rr_AnnualReturn2005	7.78%
2006	rr_AnnualReturn2006	25.23%
2007	rr_AnnualReturn2007	(0.27%)
2008	rr_AnnualReturn2008	(26.77%)
2009	rr_AnnualReturn2009	29.68%
2010	rr_AnnualReturn2010	29.53%
2011	rr_AnnualReturn2011	(8.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.61%)
1 Year	rr_AverageAnnualReturnYear01	(13.25%)
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 1999
Class A, B, C and Y | Invesco Van Kampen Small Cap Value Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00% [1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	903
5 Years	rr_ExpenseExampleYear05	1,237
10 Years	rr_ExpenseExampleYear10	2,048
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	603
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,048
1 Year	rr_AverageAnnualReturnYear01	(12.59%)
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	7.32%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 1999
Class A, B, C and Y | Invesco Van Kampen Small Cap Value Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.98%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,026
10 Years	rr_ExpenseExampleYear10	2,222
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	597
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,222
1 Year	rr_AverageAnnualReturnYear01	(9.67%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	7.03%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 1999
Class A, B, C and Y | Invesco Van Kampen Small Cap Value Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
1 Year	rr_AverageAnnualReturnYear01	(8.00%)
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2005
Class A, B, C and Y | Invesco Van Kampen Small Cap Value Fund | Return After Taxes on Distributions | Class A shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.19%)
5 Years	rr_AverageAnnualReturnYear05	0.55%
10 Years	rr_AverageAnnualReturnYear10	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 1999
Class A, B, C and Y | Invesco Van Kampen Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.50%)
5 Years	rr_AverageAnnualReturnYear05	0.97%
10 Years	rr_AverageAnnualReturnYear10	6.22%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 1999
Class A, B, C and Y | Invesco Van Kampen Small Cap Value Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C and Y | Invesco Van Kampen Small Cap Value Fund | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C and Y | Invesco Van Kampen Small Cap Value Fund | Lipper Small-Cap Value Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	7.34%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.

Class A, B, C, R and Y | Invesco Van Kampen Value Opportunities Fund
Fund Summary - Invesco Van Kampen Value Opportunities Fund
Investment Objective
The Fund's investment objective is to seek capital growth and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section "Shareholder Account Information—Initial Sales Charges (Class A Shares Only)" on page A-3 of the prospectus and the section "Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares" on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R and Y Invesco Van Kampen Value Opportunities Fund	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R and Y Invesco Van Kampen Value Opportunities Fund	Class A	Class B		Class C	Class R	Class Y
Management Fees	0.67%	0.67%		0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	[1]	0.96%	0.50%	none
Other Expenses	0.48%	0.48%		0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.40%	1.40%		2.11%	1.65%	1.15%
[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, B, C, R and Y Invesco Van Kampen Value Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	969	1,274	2,137
Class B	643	743	966	1,680
Class C	314	661	1,134	2,441
Class R	168	520	897	1,955
Class Y	117	365	633	1,398

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, R and Y Invesco Van Kampen Value Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	969	1,274	2,137
Class B	143	443	766	1,680
Class C	214	661	1,134	2,441
Class R	168	520	897	1,955
Class Y	117	365	633	1,398

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund's investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks, convertible preferred stocks and preferred stocks of value companies across the capitalization spectrum. The Fund may invest in companies of any size. The Fund emphasizes a value style of investing and the Adviser seeks well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. A significant portion of the Fund's assets may be invested in companies within the same industries or sectors of the market. The Adviser only considers purchasing a security if it believes the potential for stock price appreciation outweighs potential downside risk. The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) the company is experiencing deteriorating fundamentals that the Adviser believes to be a long-term issue.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs).

The Fund can invest in derivative instruments, including futures contracts and specifically index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Unseasoned Issuer Risk. Investments in unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments and securities of such companies may be more likely to experience fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

Sector Fund Risk. The Fund's investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's and Van Kampen Value Opportunities Fund's (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund's (and the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A Class B, Class C and Class Y shares' returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and B shares has been restated to reflect the Fund's applicable sales charge.

Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (June 30, 2012): 8.98% Best Quarter (ended June 30, 2003): 20.91% Worst Quarter (ended December 31, 2008): (22.00)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R and Y Invesco Van Kampen Value Opportunities Fund		1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A shares		(8.87%)		(5.34%)		2.29%				Jun 25, 2001
Class A shares Return After Taxes on Distributions		(8.88%)		(5.68%)		1.75%				Jun 25, 2001
Class A shares Return After Taxes on Distributions and Sale of Fund Shares		(5.77%)		(4.42%)		1.95%				Jun 25, 2001
Class B shares		(8.46%)		(5.20%)		2.26%				Jun 25, 2001
Class C shares		(5.14%)		(4.93%)		2.13%				Jun 25, 2001
Class R shares		(3.77%)	[1]	(4.49%)	[1]	2.62%	[1]		[1]	May 23, 2011
Class Y shares		(3.38%)		(4.06%)				0.31%		Mar 23, 2005
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		2.09%		(0.25%)		2.92%
Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)	[2]	(0.10%)		(2.58%)		4.08%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	[2]	0.39%		(2.64%)		3.89%
Lipper Multi-Cap Value Funds Index	[3]	(4.12%)		(3.02%)		2.99%
Lipper Large-Cap Value Funds Index	[3]	(2.17%)		(2.26%)		2.59%
[1]	Class R shares' performance shown prior to inception is that of the Fund's (and the predecessor fund's) Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	The Fund has elected to use the Russell 3000 Value Index to represent its style specific benchmark rather than the Russell 1000 Value Index because the Russell 3000 Value Index more closely reflects the performance of the types of securities in which the Fund invests.
[3]	The Fund has elected to use the Lipper Multi-Cap Value Funds Index to represent its peer group benchmark rather than the Lipper Large-Cap Value Funds Index because the Lipper Multi-Cap Value Funds Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class A, B, C, R and Y | Invesco Van Kampen Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen Value Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section "Shareholder Account Information—Initial Sales Charges (Class A Shares Only)" on page A-3 of the prospectus and the section "Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares" on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund's investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks, convertible preferred stocks and preferred stocks of value companies across the capitalization spectrum. The Fund may invest in companies of any size. The Fund emphasizes a value style of investing and the Adviser seeks well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. A significant portion of the Fund's assets may be invested in companies within the same industries or sectors of the market. The Adviser only considers purchasing a security if it believes the potential for stock price appreciation outweighs potential downside risk. The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) the company is experiencing deteriorating fundamentals that the Adviser believes to be a long-term issue.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs).

The Fund can invest in derivative instruments, including futures contracts and specifically index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

		The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Unseasoned Issuer Risk. Investments in unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments and securities of such companies may be more likely to experience fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

		Sector Fund Risk. The Fund's investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's and Van Kampen Value Opportunities Fund's (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund's (and the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C, and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A Class B, Class C and Class Y shares' returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and B shares has been restated to reflect the Fund's applicable sales charge.

		Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's and Van Kampen Value Opportunities Fund's (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's (and the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (June 30, 2012): 8.98% Best Quarter (ended June 30, 2003): 20.91% Worst Quarter (ended December 31, 2008): (22.00)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C, R and Y | Invesco Van Kampen Value Opportunities Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	685
3 Years	rr_ExpenseExampleYear03	969
5 Years	rr_ExpenseExampleYear05	1,274
10 Years	rr_ExpenseExampleYear10	2,137
1 Year	rr_ExpenseExampleNoRedemptionYear01	685
3 Years	rr_ExpenseExampleNoRedemptionYear03	969
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,274
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
2002	rr_AnnualReturn2002	(16.43%)
2003	rr_AnnualReturn2003	37.02%
2004	rr_AnnualReturn2004	17.22%
2005	rr_AnnualReturn2005	6.83%
2006	rr_AnnualReturn2006	15.11%
2007	rr_AnnualReturn2007	(5.26%)
2008	rr_AnnualReturn2008	(40.29%)
2009	rr_AnnualReturn2009	30.15%
2010	rr_AnnualReturn2010	13.31%
2011	rr_AnnualReturn2011	(3.58%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
1 Year	rr_AverageAnnualReturnYear01	(8.87%)
5 Years	rr_AverageAnnualReturnYear05	(5.34%)
10 Years	rr_AverageAnnualReturnYear10	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2001
Class A, B, C, R and Y | Invesco Van Kampen Value Opportunities Fund | Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	643
3 Years	rr_ExpenseExampleYear03	743
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	1,680
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	443
5 Years	rr_ExpenseExampleNoRedemptionYear05	766
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,680
1 Year	rr_AverageAnnualReturnYear01	(8.46%)
5 Years	rr_AverageAnnualReturnYear05	(5.20%)
10 Years	rr_AverageAnnualReturnYear10	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2001
Class A, B, C, R and Y | Invesco Van Kampen Value Opportunities Fund | Class C shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.96%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
1 Year	rr_ExpenseExampleYear01	314
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	1,134
10 Years	rr_ExpenseExampleYear10	2,441
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	661
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,134
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,441
1 Year	rr_AverageAnnualReturnYear01	(5.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.93%)
10 Years	rr_AverageAnnualReturnYear10	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2001
Class A, B, C, R and Y | Invesco Van Kampen Value Opportunities Fund | Class R shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	520
5 Years	rr_ExpenseExampleYear05	897
10 Years	rr_ExpenseExampleYear10	1,955
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	520
5 Years	rr_ExpenseExampleNoRedemptionYear05	897
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 Year	rr_AverageAnnualReturnYear01	(3.77%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(4.49%)	[2]
10 Years	rr_AverageAnnualReturnYear10	2.62%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Class A, B, C, R and Y | Invesco Van Kampen Value Opportunities Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	365
5 Years	rr_ExpenseExampleNoRedemptionYear05	633
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	(3.38%)
5 Years	rr_AverageAnnualReturnYear05	(4.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2005
Class A, B, C, R and Y | Return After Taxes on Distributions | Invesco Van Kampen Value Opportunities Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.88%)
5 Years	rr_AverageAnnualReturnYear05	(5.68%)
10 Years	rr_AverageAnnualReturnYear10	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2001
Class A, B, C, R and Y | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Van Kampen Value Opportunities Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.77%)
5 Years	rr_AverageAnnualReturnYear05	(4.42%)
10 Years	rr_AverageAnnualReturnYear10	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2001
Class A, B, C, R and Y | S&P 500 Index (reflects no deductions for fees, expenses or taxes) | Invesco Van Kampen Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, R and Y | Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes) | Invesco Van Kampen Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.10%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.58%)	[3]
10 Years	rr_AverageAnnualReturnYear10	4.08%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Class A, B, C, R and Y | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes) | Invesco Van Kampen Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.64%)	[3]
10 Years	rr_AverageAnnualReturnYear10	3.89%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Class A, B, C, R and Y | Lipper Multi-Cap Value Funds Index | Invesco Van Kampen Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.12%)	[4]
5 Years	rr_AverageAnnualReturnYear05	(3.02%)	[4]
10 Years	rr_AverageAnnualReturnYear10	2.99%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
Class A, B, C, R and Y | Lipper Large-Cap Value Funds Index | Invesco Van Kampen Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.17%)	[4]
5 Years	rr_AverageAnnualReturnYear05	(2.26%)	[4]
10 Years	rr_AverageAnnualReturnYear10	2.59%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]

[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.
[2]	Class R shares' performance shown prior to inception is that of the Fund's (and the predecessor fund's) Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[3]	The Fund has elected to use the Russell 3000 Value Index to represent its style specific benchmark rather than the Russell 1000 Value Index because the Russell 3000 Value Index more closely reflects the performance of the types of securities in which the Fund invests.
[4]	The Fund has elected to use the Lipper Multi-Cap Value Funds Index to represent its peer group benchmark rather than the Lipper Large-Cap Value Funds Index because the Lipper Multi-Cap Value Funds Index more closely reflects the performance of the types of securities in which the Fund invests.

Class Institutional | Invesco Van Kampen Value Opportunities Fund
Fund Summary - Invesco Van Kampen Value Opportunities Fund
Investment Objective
The Fund’s investment objective is to seek capital growth and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco Van Kampen Value Opportunities Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional Invesco Van Kampen Value Opportunities Fund Institutional Class
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.81%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco Van Kampen Value Opportunities Fund Institutional Class	83	259	450	1,002

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks, convertible preferred stocks and preferred stocks of value companies across the capitalization spectrum. The Fund may invest in companies of any size. The Fund emphasizes a value style of investing and the Adviser seeks well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. A significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market. The Adviser only considers purchasing a security if it believes the potential for stock price appreciation outweighs potential downside risk. The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) the company is experiencing deteriorating fundamentals that the Adviser believes to be a long-term issue.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs).

The Fund can invest in derivative instruments, including futures contracts and specifically index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Unseasoned Issuer Risk. Investments in unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments and securities of such companies may be more likely to experience fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Value Opportunities Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (June 30, 2012): 8.98% Best Quarter (ended June 30, 2003): 20.91% Worst Quarter (ended December 31, 2008): (22.00)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional Invesco Van Kampen Value Opportunities Fund		1 Year		5 Years		10 Years		Inception Date
Institutional Class shares		(3.18%)	[1]	(4.18%)	[1]	2.92%	[1]	May 23, 2011
Institutional Class shares Return After Taxes on Distributions		(3.19%)	[1]	(4.53%)	[1]	2.37%	[1]	May 23, 2011
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares		(2.07%)	[1]	(3.47%)	[1]	2.50%	[1]	May 23, 2011
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		2.09%		(0.25%)		2.92%
Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)	[2]	(0.10%)		(2.58%)		4.08%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	[2]	0.39%		(2.64%)		3.89%
Lipper Multi-Cap Value Funds Index	[3]	(4.12%)		(3.02%)		2.99%
Lipper Large-Cap Value Funds Index	[3]	(2.17%)		(2.26%)		2.59%
[1]	Institutional Class shares performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is June 25, 2001.
[2]	The Fund has elected to use the Russell 3000 Value Index to represent its style specific benchmark rather than the Russell 1000 Value Index because the Russell 3000 Value Index more closely reflects the performance of the types of securities in which the Fund invests.
[3]	The Fund has elected to use the Lipper Multi-Cap Value Funds Index to represent its peer group benchmark rather than the Lipper Large-Cap Value Funds Index because the Lipper Multi-Cap Value Funds Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Class Institutional | Invesco Van Kampen Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Van Kampen Value Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks, convertible preferred stocks and preferred stocks of value companies across the capitalization spectrum. The Fund may invest in companies of any size. The Fund emphasizes a value style of investing and the Adviser seeks well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. A significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market. The Adviser only considers purchasing a security if it believes the potential for stock price appreciation outweighs potential downside risk. The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) the company is experiencing deteriorating fundamentals that the Adviser believes to be a long-term issue.

The Fund may invest up to 25% of its total assets in securities of foreign issuers and may invest up to 10% of its total assets in real estate investment trusts (REITs).

The Fund can invest in derivative instruments, including futures contracts and specifically index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

		The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Unseasoned Issuer Risk. Investments in unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments and securities of such companies may be more likely to experience fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

		Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Value Opportunities Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Value Opportunities Fund’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (June 30, 2012): 8.98% Best Quarter (ended June 30, 2003): 20.91% Worst Quarter (ended December 31, 2008): (22.00)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class Institutional | Invesco Van Kampen Value Opportunities Fund | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_AverageAnnualReturnYear01	(3.18%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(4.18%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Class Institutional | Invesco Van Kampen Value Opportunities Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
2002	rr_AnnualReturn2002	(16.43%)
2003	rr_AnnualReturn2003	37.02%
2004	rr_AnnualReturn2004	17.22%
2005	rr_AnnualReturn2005	6.83%
2006	rr_AnnualReturn2006	15.11%
2007	rr_AnnualReturn2007	(5.26%)
2008	rr_AnnualReturn2008	(40.29%)
2009	rr_AnnualReturn2009	30.15%
2010	rr_AnnualReturn2010	13.31%
2011	rr_AnnualReturn2011	(3.58%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
Class Institutional | Invesco Van Kampen Value Opportunities Fund | Return After Taxes on Distributions | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.19%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(4.53%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.37%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Class Institutional | Invesco Van Kampen Value Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.07%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.47%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.50%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Class Institutional | Invesco Van Kampen Value Opportunities Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class Institutional | Invesco Van Kampen Value Opportunities Fund | Russell 3000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.10%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.58%)	[2]
10 Years	rr_AverageAnnualReturnYear10	4.08%	[2]
Class Institutional | Invesco Van Kampen Value Opportunities Fund | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.64%)	[2]
10 Years	rr_AverageAnnualReturnYear10	3.89%	[2]
Class Institutional | Invesco Van Kampen Value Opportunities Fund | Lipper Multi-Cap Value Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.12%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(3.02%)	[3]
10 Years	rr_AverageAnnualReturnYear10	2.99%	[3]
Class Institutional | Invesco Van Kampen Value Opportunities Fund | Lipper Large-Cap Value Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.17%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.26%)	[3]
10 Years	rr_AverageAnnualReturnYear10	2.59%	[3]

[1]	Institutional Class shares performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is June 25, 2001.
[2]	The Fund has elected to use the Russell 3000 Value Index to represent its style specific benchmark rather than the Russell 1000 Value Index because the Russell 3000 Value Index more closely reflects the performance of the types of securities in which the Fund invests.
[3]	The Fund has elected to use the Lipper Multi-Cap Value Funds Index to represent its peer group benchmark rather than the Lipper Large-Cap Value Funds Index because the Lipper Multi-Cap Value Funds Index more closely reflects the performance of the types of securities in which the Fund invests.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 23, 2012